As filed with the Securities and Exchange Commission on September 8, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21079

Hatteras Alternative Mutual Funds Trust (Formerly AIP Alternative Strategies Funds)
(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615
(Address of principal executive offices) (Zip code)

Mr. David B. Perkins, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615

(Name and address of agent for service)

1-877-569-2382
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2014

Date of reporting period:  June 30, 2014

Item 1. Reports to Stockholders.

Semi-Annual Report JUNE 30, 2014

Hatteras Alpha Hedged Strategies Fund

Hatteras Long/Short Equity Fund

Hatteras Long/Short Debt Fund

Hatteras Managed Futures Strategies Fund

Hatteras Hedged Strategies Fund

Hatteras Alternative Mutual Funds Trust

For the period ended June 30, 2014

Table of Contents

Allocation of Portfolio Assets	1-5

Schedules of Investments	6-10

Statements of Assets and Liabilities	12-13

Statements of Operations	14-15

Statements of Changes in Net Assets	16-22

Notes to Financial Statements	23-78

Expense Example	79-81

Hatteras Alternative Mutual Funds Trust

Hatteras Alpha Hedged Strategies Fund
Hatteras Long/Short Equity Fund
Hatteras Long/Short Debt Fund
Hatteras Managed Futures Strategies Fund
Hatteras Hedged Strategies Fund

Financial Statements

For the period ended June 30, 2014

hatteras alternative mutual funds trust

Hatteras Alpha Hedged Strategies Fund

*Allocation of Portfolio Assets — June 30, 2014 (Unaudited)

*   Percentages are stated as a percentage of total investments.

one

hatteras alternative mutual funds trust

Hatteras long/Short Equity Fund

*Allocation of Portfolio Assets — June 30, 2014 (Unaudited)

*   Percentages are stated as a percentage of total investments.

two

hatteras alternative mutual funds trust

Hatteras Long/Short Debt Fund

*Allocation of Portfolio Assets — June 30, 2014 (Unaudited)

*   Percentages are stated as a percentage of total investments.

three

hatteras alternative mutual funds trust

Hatteras Managed Futures Strategies Fund

*Allocation of Portfolio Assets — June 30, 2014 (Unaudited)

*   Percentages are stated as a percentage of total investments.

four

hatteras alternative mutual funds trust

Hatteras Hedged Strategies Fund

*Allocation of Portfolio Assets— June 30, 2014 (Unaudited)

*   Percentages are stated as a percentage of total investments.

five

hatteras alternative mutual funds trust
hatteras alpha hedged strategies fund

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
Underlying Funds Trust — 99.7%
Event Drivena,b	14,084,591	$171,919,336
Long/Short Equitya,b	27,286,825	217,863,464
Managed Futures Strategiesa,b	6,026,009	59,485,145
Market Neutrala,b	7,108,536	58,948,245
Relative Value — Long/Short Debta,b	13,728,567	136,751,628
Total Underlying Funds Trust (Cost $543,531,161)		$644,967,818
Money Market Funds — 0.2%
Invesco Advisers, Inc. STIT — Liquid Assets
Portfolio — Institutional Class, 0.06%c	1,114,497	1,114,497
Total Money Market Funds (Cost $1,114,497)		1,114,497
Total Investments (Cost $544,645,658) — 99.9%		646,082,315
Other Assets in Excess of Liabilities — 0.1%		797,636
Total Net Assets — 100.0%		$646,879,951

Percentages are stated as a percent of net assets.

Footnotes
a — Non-income producing.
b — Affiliated issuer. Please refer to Note 3 of the Notes to Schedules of Investments.
c — Rate shown is the seven day yield as of June 30, 2014.

The accompanying notes are an integral part of these Schedules of Investments.

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hatteras alternative mutual funds trust
hatteras long/short equity fund

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
Underlying Funds Trust — 99.5%
Long/Short Equitya,b	4,747,895	$37,908,140
Total Underlying Funds Trust (Cost $33,167,659)		$37,908,140
Money Market Funds — 0.6%
Invesco Advisers, Inc. STIT — Liquid Assets
Portfolio — Institutional Class, 0.06%c	242,034	242,034
Total Money Market Funds (Cost $242,034)		242,034
Total Investments (Cost $33,409,693) — 100.1%		38,150,174
Liabilities in Excess of Other Assets — (0.1%)		(42,905)
Total Net Assets — 100.0%		$38,107,269

Percentages are stated as a percent of net assets.

Footnotes
a — Non-income producing.
b — Affiliated issuer. Please refer to Note 3 of the Notes to Schedules of Investments.
c — Variable Rate Security. Rate shown is the seven day yield as of June 30, 2014.

The accompanying notes are an integral part of these Schedules of Investments.

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hatteras alternative mutual funds trust
hatteras long/short debt fund

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
Underlying Funds Trust — 99.7%
Relative Value — Long Short Debta,b	62,926,432	$626,816,479
Total Underlying Funds Trust (Cost $597,419,572)		$626,816,479
Money Market Funds — 0.0%
Invesco Advisers, Inc. STIT — Liquid Assets
Portfolio — Institutional Class, 0.06%c	199	199
Total Money Market Funds (Cost $199)		199
Total Investments (Cost $597,419,771) — 99.7%		626,816,678
Other Assets in Excess of Liabilities — 0.3%		1,868,695
Total Net Assets — 100.0%		$628,685,373

Percentages are stated as a percent of net assets.

Footnotes
a — Non-income producing.
b — Affiliated issuer. Please refer to Note 3 of the Notes to Schedules of Investments.
c — Rate shown is the seven day yield as of June 30, 2014.

The accompanying notes are an integral part of these Schedules of Investments.

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hatteras alternative mutual funds trust
hatteras managed futures strategies fund

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
Underlying Funds Trust — 95.8%
Managed Futures Strategiesa,b	41,951	$414,111
Total Underlying Funds Trust (Cost $420,748)		$414,111
Money Market Funds — 1.5%
Invesco Advisers, Inc. STIT — Liquid Assets
Portfolio — Institutional Class, 0.06%c	6,406	6,406
Total Money Market Funds (Cost $6,406)		6,406
Total Investments (Cost $427,154) — 97.3%		420,517
Other Assets in Excess of Liabilities — 2.7%		11,599
Total Net Assets — 100.0%		$432,116

Percentages are stated as a percent of net assets.

Footnotes
a — Non-income producing.
b — Affiliated issuer. Please refer to Note 3 of the Notes to Schedules of Investments.
c — Variable Rate Security. Rate shown is the seven day yield as of June 30, 2014.

The accompanying notes are an integral part of these Schedules of Investments.

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hatteras alternative mutual funds trust
hatteras hedged strategies fund

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
Underlying Funds Trust — 99.9%
Event Drivena,b	6,380,653	$77,883,525
Long/Short Equitya,b	14,471,727	115,545,162
Market Neutrala,b	6,814,948	56,513,639
Relative Value — Long/Short Debta,b	8,871,946	88,374,345
Total Underlying Funds Trust (Cost $308,396,171)		$338,316,671
Money Market Funds — 0.0%
Invesco Advisers, Inc. STIT — Liquid Assets
Portfolio — Institutional Class, 0.06%c	445	445
Total Money Market Funds (Cost $445)		445
Total Investments (Cost $308,396,616) — 99.9%		338,317,116
Other Assets in Excess of Liabilities — 0.1%		243,671
Total Net Assets — 100.0%		$338,560,787

Percentages are stated as a percent of net assets.

Footnotes
a — Non-income producing.
b — Affiliated issuer. Please refer to Note 3 of the Notes to Schedules of Investments.
c — Variable Rate Security. Rate shown is the seven day yield as of June 30, 2014.

The accompanying notes are an integral part of these Schedules of Investments.

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hatteras alternative mutual funds

Statements of Assets and Liabilities

June 30, 2014 (Unaudited)

Assets:
Investments in affiliated Portfolios, at fair value (cost $543,531,161, $33,167,659, $597,419,572, $420,748, $308,396,171)
Investments in unaffiliated securities, at fair value (cost $1,114,497, $242,034, $199, $6,406, $445)
Receivable for investments sold
Receivable for Fund shares issued
Dividends and interest receivable
Total Assets
Liabilities:
Short-term borrowing on credit facility
Payable for Fund shares redeemed
Payable for investments in affiliated Portfolios
Accrued interest expense
Accrued management fee
Accrued distribution fee
Accrued shareholder servicing fee
Accrued operating services fee
Total Liabilities
Net Assets
Net Assets Consist of:
Shares of beneficial interest
Undistributed net investment income (loss)
Accumulated net realized gain (loss)
Net unrealized appreciation (depreciation) on Investments
Total Net Assets
No Load Shares
Net assets
Shares outstanding (unlimited shares authorized, $0.001 par value)
Net asset value, redemption price and offering price per share
Class A Shares
Net assets
Shares outstanding (unlimited shares authorized, $0.001 par value)
Net asset value and redemption price per share
Maximum offering price per share ($11.67 divided by 0.9525, $10.44 divided by 0.9525, $9.75 divided by 0.9525, $7.13 divided by 0.9525)
Class C Shares
Net assets
Shares outstanding (unlimited shares authorized, $0.001 par value)
Net asset value, redemption price and offering price per share
Institutional Class Shares
Net assets
Shares outstanding (unlimited shares authorized, $0.001 par value)
Net asset value, redemption price and offering price per share

The accompanying notes are an integral part of these financial statements.

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hatteras alternative mutual funds

Statements of Assets and Liabilities (continued)

June 30, 2014 (Unaudited)

	Long/Short	Long/Short	Managed
Alpha	Equity	Debt	Futures	Hedged

$644,967,818	$37,908,140	$626,816,479	$414,111	$338,316,671

1,114,497	242,034	199	6,406	445
380,949	—	—	11,850	—
3,973,305	8,100	5,371,406	—	965,096
33	18	5	—	49
650,436,602	38,158,292	632,188,089	432,367	339,282,261

—	—	1,193,000	—	163,000
2,931,787	7,265	976,953	—	188,794
—	21,657	996,495	—	299,667
3,616	—	4,443	1	728
131,799	—	—	—	68,473
90,273	5,184	49,747	63	—
23,852	—	—	—	—
375,324	16,917	282,078	187	812
3,556,651	51,023	3,502,716	251	721,474
$646,879,951	$38,107,269	$628,685,373	$432,116	$338,560,787

$606,274,921	$33,497,216	$609,670,936	$444,066	$309,687,443
(3,444,714)	(87,978)	(10,388,418)	(1,240)	(393,128)
(57,386,913)	(42,450)	5,948	(4,073)	(654,028)
101,436,657	4,740,481	29,396,907	(6,637)	29,920,500
$646,879,951	$38,107,269	$628,685,373	$432,116	$338,560,787

$114,906,227
9,820,696
$11.70

$12,104,717	$7,466,535	$157,555,241	$9,346
1,037,204	715,521	16,157,869	1,311
$11.67	$10.44	$9.75	$7.13

$12.25	$10.96	$10.24	$7.49

$29,215,030		$17,696,245
2,605,519		1,824,517
$11.21		$9.70

$490,653,977	$30,640,734	$453,433,887	$422,770	$338,560,787
41,016,425	2,890,452	45,386,887	59,499	29,748,546
$11.96	$10.60	$9.99	$7.11	$11.38

The accompanying notes are an integral part of these financial statements.

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hatteras alternative mutual funds

Statements of Operations

Investment Income:
Interest income from unaffiliated securities
Total Investment Income
Expenses:
Shareholder servicing fees (No Load Shares)
Distribution fees (Class A Shares)
Distribution fees (Class C Shares)
Management Fees
Operating services fees (No Load Shares)
Operating services fees (Class A Shares)
Operating services fees (Class C Shares)
Operating services fees (Institutional Shares)
Total operating expenses before interest expense
Interest expense and fees on credit facility
Total Expenses
Fees Recouped (Waived)
Net Expenses
Net Investment Income (Loss)
Realized and Unrealized Gain (Loss) on Investments:
Realized Gains (Losses) from sale of affiliated Portfolios
Change in unrealized appreciation (depreciation) on affiliated Portfolios
Net Realized and Unrealized Gain (Loss) on Investments
Net Increase (Decrease) in Net Assets Resulting from Operations

The accompanying notes are an integral part of these financial statements.

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hatteras alternative mutual funds

Statements of Operations (continued)

For the Six Months Ended June 30, 2014 (Unaudited)
	Long/Short	Long/Short	Managed
Alpha	Equity	Debt	Futures	Hedged

$236	$109	$282	$2	$183
236	109	282	2	183

140,377	—	—	—	—
13,339	4,187	156,928	13	—
135,205	—	40,994	—	—
752,724	—	—	—	365,989
892,800	—	—	—	—
84,835	14,070	527,278	44	—
214,976	—	34,435	—
1,899,093	80,456	1,147,153	1,337	146,396
4,133,349	98,713	1,906,788	1,394	512,385
12,719	348	10,032	10	3,095
4,146,068	99,061	1,916,820	1,404	515,480
(938,651)	(10,974)	(228,906)	(162)	(137,256)
3,207,417	88,087	1,687,914	1,242	378,224
(3,207,181)	(87,978)	(1,687,632)	(1,240)	(378,041)

(765,188)	(91,020)	5,948	(4,073)	(580,022)
11,972,011	887,400	17,944,906	(32,237)	8,093,317
11,206,823	796,380	17,950,854	(36,310)	7,513,295
$7,999,642	$708,402	$16,263,222	$(37,550)	$7,135,254

The accompanying notes are an integral part of these financial statements.

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hatteras alternative mutual funds

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2014	Year Ended
HATTERAS ALPHA HEDGED STRATEGIES FUND	(Unaudited)	December 31, 2013
Operations:
Net investment (loss)	$(3,207,181)	$(6,619,860)
Net realized gain (loss) on affiliated Portfolios	(765,188)	3,082,677
Change in unrealized appreciation on affiliated Portfolios	11,972,011	47,459,997
Net Increase in Net Assets Resulting from Operations	7,999,642	43,922,814
Dividends and Distributions to Shareholders:
Net Investment Income:
No Load Shares	—	—
Class A Shares	—	—
Class C Shares	—	—
Institutional Shares	—	(147,087)
Capital Gain Distribution:
No Load Shares	—	—
Class A Shares	—	—
Class C Shares	—	—
Institutional Shares	—	—
Total Dividends and Distributions	—	(147,087)
Capital Share Transactions:
No Load Shares
Proceeds from shares issued	29,142,936	44,268,231
Proceeds from shares issued to holders in reinvestment of dividends	—	—
Cost of shares redeemed	(22,773,439)	(170,841,664)
A Shares
Proceeds from shares issued	3,788,726	2,940,777
Proceeds from shares issued to holders in reinvestment of dividends	—	—
Cost of shares redeemed	(1,505,158)	(5,495,777)
C Shares
Proceeds from shares issued	5,770,445	4,046,557
Proceeds from shares issued to holders in reinvestment of dividends	—	—
Cost of shares redeemed	(2,888,869)	(11,806,297)

The accompanying notes are an integral part of these financial statements.

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hatteras alternative mutual funds

Statements of Changes in Net Assets (continued)

	Six Months Ended
	June 30, 2014	Year Ended
HATTERAS ALPHA HEDGED STRATEGIES FUND	(Unaudited)	December 31, 2013
Institutional Shares
Proceeds from shares issued	$150,824,010	$328,646,517
Proceeds from shares issued to holders in reinvestment of dividends	—	88,714
Cost of shares redeemed	(71,133,730)	(141,962,801)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	91,224,921	49,884,257
Total Increase (Decrease) in Net Assets	99,224,563	93,659,984
Net Assets:
Beginning of period	547,655,388	453,995,404
End of period*	$646,879,951	$547,655,388
* Including undistributed net investment income (loss)	$(3,444,714)	$—

The accompanying notes are an integral part of these financial statements.

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hatteras alternative mutual funds

Statements of Changes in Net Assets (continued)

	Six Months Ended
	June 30, 2014	Year Ended
HATTERAS LONG/SHORT EQUITY FUND	(Unaudited)	December 31, 2013
Operations:
Net investment (loss)	$(87,978)	$(138,042)
Net realized gain (loss) on affiliated Portfolios	(91,020)	265,317
Change in unrealized appreciation on affiliated Portfolios	887,400	2,928,597
Net Increase in Net Assets Resulting from Operations	708,402	3,055,872
Dividends and Distributions to Shareholders:
Net Investment Income:
Class A Shares	—	—
Institutional Shares	—	—
Capital Gain Distribution:
Class A Shares	—	(195,486)
Institutional Shares	—	(1,661,305)
Total Dividends and Distributions	—	(1,856,791)
Capital Share Transactions:
A Shares
Proceeds from shares issued	5,905,999	2,391,995
Proceeds from shares issued to holders in reinvestment of dividends	—	138,596
Cost of shares redeemed	(1,461,492)	(1,671,869)
Institutional Shares
Proceeds from shares issued	12,135,452	15,512,626
Proceeds from shares issued to holders in reinvestment of dividends	—	1,230,651
Cost of shares redeemed	(5,933,105)	(17,138,236)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	10,646,854	463,763
Total Increase (Decrease) in Net Assets	11,355,256	1,662,844
Net Assets:
Beginning of period	26,752,013	25,089,169
End of period*	$38,107,269	$26,752,013
* Including undistributed net investment income (loss)	$(87,978)	$—

The accompanying notes are an integral part of these financial statements.

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hatteras alternative mutual funds

Statements of Changes in Net Assets (continued)

	Six Months Ended
	June 30, 2014	Year Ended
HATTERAS LONG/SHORT DEBT FUND	(Unaudited)	December 31, 2013
Operations:
Net investment (loss)	$(1,687,632)	$(951,137)
Net realized gain (loss) on affiliated Portfolios	5,948	(15,275)
Change in unrealized appreciation (depreciation) on affiliated Portfolios	17,944,906	10,781,091
Net Increase (Decrease) in Net Assets Resulting from Operations	16,263,222	9,814,679
Dividends and Distributions to Shareholders:
Net Investment Income:
Class A Shares	(2,010,969)	(1,183,753)
Class C Shares	(159,227)	(19,936)
Institutional Shares	(6,530,590)	(4,541,128)
Capital Gain Distribution:
Class A Shares	—	—
Class C Shares
Institutional Shares	—	—
Total Dividends and Distributions	(8,700,786)	(5,744,817)
Capital Share Transactions:
A Shares
Proceeds from shares issued	91,332,849	80,191,531
Proceeds from shares issued to holders in reinvestment of dividends	1,715,857	966,627
Cost of shares redeemed	(18,997,791)	(8,960,054)
C Shares
Proceeds from shares issued	15,181,802	2,637,740
Proceeds from shares issued to holders in reinvestment of dividends	142,844	19,936
Cost of shares redeemed	(295,846)	(37,022)

The accompanying notes are an integral part of these financial statements.

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hatteras alternative mutual funds

Statements of Changes in Net Assets (continued)

	Six Months Ended
	June 30, 2014	Year Ended
HATTERAS LONG/SHORT DEBT FUND	(Unaudited)	December 31, 2013
Institutional Shares
Proceeds from shares issued	$197,393,532	$341,096,705
Proceeds from shares issued to holders in reinvestment of dividends	3,547,263	2,179,628
Cost of shares redeemed	(68,038,175)	(40,690,625)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	221,982,335	377,404,466
Total Increase (Decrease) in Net Assets	229,544,771	381,474,328
Net Assets:
Beginning of period	399,140,602	17,666,274
End of period*	$628,685,373	$399,140,602
* Including undistributed net investment income (loss)	$(10,388,418)	$—

The accompanying notes are an integral part of these financial statements.

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hatteras alternative mutual funds

Statements of Changes in Net Assets (continued)

	Six Months Ended
HATTERAS MANAGED FUTURES	June 30, 2014	Year Ended
STRATEGIES FUND	(Unaudited)	December 31, 2013
Operations:
Net investment (loss)	$(1,240)	$(3,066)
Net realized gain (loss) on affiliated Portfolios	(4,073)	6,407
Change in unrealized appreciation (depreciation) on affiliated Portfolios	(32,237)	26,014
Net Increase (Decrease) in Net Assets Resulting from Operations	(37,550)	29,355
Dividends and Distributions to Shareholders:
Net Investment Income:
Class A Shares	—	(2,726)
Institutional Shares	—	(124,284)
Capital Gain Distribution:
Class A Shares	—	—
Institutional Shares	—	—
Total Dividends and Distributions	—	(127,010)
Capital Share Transactions:
A Shares:
Proceeds from shares issued	9,528	10,000
Proceeds from shares issued to holders in reinvestment of dividends	—	2,726
Cost of shares redeemed	(9,760)	(10,070)
Institutional Shares:
Proceeds from shares issued	81,750	326,448
Proceeds from shares issued to holders in reinvestment of dividends	—	124,284
Cost of shares redeemed	(63,564)	(666,723)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	17,954	(213,335)
Total Increase (Decrease) in Net Assets	(19,596)	(310,990)
Net Assets:
Beginning of period	451,712	762,702
End of period*	$432,116	$451,712
* Including undistributed net investment income (loss)	$(1,240)	$—

The accompanying notes are an integral part of these financial statements.

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hatteras alternative mutual funds

Statements of Changes in Net Assets (continued)

	Six Months Ended
	June 30, 2014	Year Ended
HATTERAS HEDGED STRATEGIES FUND	(Unaudited)	December 31, 2013
Operations:
Net investment (loss)	$(378,041)	$(524,244)
Net realized gain (loss) on affiliated Portfolios	(580,022)	340,722
Change in unrealized appreciation (depreciation) on affiliated Portfolios	8,093,317	19,577,341
Net Increase (Decrease) in Net Assets Resulting from Operations	7,135,254	19,393,819
Dividends and Distributions to Shareholders:
Net Investment Income:
Institutional Shares	—	(691,104)
Capital Gain Distribution:
Institutional Shares	—	(833,019)
Total Dividends and Distributions	—	(1,524,123)
Capital Share Transactions:
Proceeds from shares issued	103,818,118	149,025,355
Proceeds from shares issued to holders in reinvestment of dividends	—	1,483,229
Cost of shares redeemed	(24,087,183)	(56,988,069)
Net Increase in Net Assets from Capital Share Transactions	79,730,935	93,520,515
Total Increase in Net Assets	86,866,189	111,390,211
Net Assets:
Beginning of period	251,694,598	140,304,387
End of period*	$338,560,787	$251,694,598
* Including undistributed net investment income (loss)	$(393,128)	$(36,369)

The accompanying notes are an integral part of these financial statements.

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hatteras alternative mutual funds trust

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.     Organization
Hatteras Alternative Mutual Funds Trust (the “Trust”) (until February  26, 2010, Hatteras Alternative Mutual Funds Trust was known as AIP Alternative Strategies Funds) was organized as a Delaware statutory trust on April 12, 2002. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is an open-ended management investment company issuing five diversified series of shares to investors. These financial statements contain the following five series: Hatteras Alpha Hedged Strategies Fund (“Alpha”), Hatteras Long/Short Equity Fund (“Long/Short Equity”), Hatteras Long/Short Debt Fund (“Long/Short Debt”), Hatteras Managed Futures Strategies Fund (“Managed Futures”), and Hatteras Hedged Strategies Fund (“Hedged”) (individually a “Fund,” collectively the “Funds”). Until August 30, 2010, Hatteras Alpha Hedged Strategies Fund was known as Alpha Hedged Strategies Fund. Hatteras Long/Short Equity Fund, Hatteras Long/Short Debt Fund, and Hatteras Hedged Strategies Fund commenced operations on May 2, 2011. Hatteras Managed Futures Strategies Fund commenced operations on September 27, 2012. Each Fund has its own investment objective and policies. As a mutual fund of funds, each Fund pursues its investment objective by investing in other affiliated mutual funds in the Underlying Funds Trust (the “UFT”). The results of these funds are shown in separate financial statements as their performance has impacted the results of the Funds.

Alpha offers No Load Shares, Class A shares, Class C shares and Institutional shares; Long/Short Debt offers Class  A shares, Class  C shares, and Institutional Shares; Long/Short Equity and Managed Futures offer Class A shares and Institutional shares; Hedged offers Institutional Shares. Class A shares of Alpha commenced operations on May 2, 2011. The Class A shares for Alpha, Long/Short Equity, Long/Short Debt, and Managed Futures have a sales charge (load) of 4.75% (of the offering price). All Class A shares have an annual fee (distribution fees) of 0.25% and a contingent deferred sales charge of 1.00% for shares liquidated within 18 months of purchase. The Class C shares for Long/Short Debt commenced operations on October 1, 2013. The Class C shares have a contingent deferred sales charge of 1.00% for shares liquidated within 364 days of purchase and an annual 12b-1 fee of 1.00%.

Effective June  30, 2014, Hatteras Funds, LLC (the “Purchaser”), a wholly-owned subsidiary of RCS Advisory Services, LLC, which is an operating subsidiary of RCS Capital Corporation, purchased substantially all the assets related to the business operations of Hatteras Alternative Mutual Funds, LLC (“HAMF”), the investment adviser to the Funds, and assumed certain liabilities of HAMF (the “Purchase”). The Purchase resulted in a change in control of HAMF and, therefore, constituted an “assignment” within the meaning of the Investment Company Act of 1940 (the “1940 Act”) of the existing investment management agreement between HAMF and the Funds. The existing investment management agreement automatically terminated upon its assignment pursuant to certain provisions of the 1940 Act and was replaced by a new investment advisory agreement between the Purchaser and the Funds that

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Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

1.     Organization (continued)
was approved by shareholders of the Funds at a special meeting that commenced on January 21, 2014.

UFT, an open-end management investment company, was organized as a Delaware statutory trust on March 27, 2006. The UFT is comprised of five series of mutual funds, all of which are diversified, open-ended management investment companies (the “Portfolio(s)”). Each Portfolio is an affiliated registered investment company under the 1940 Act, but is not publicly offered and therefore is only available for investment by the Funds.

2.     Summary of Significant Accounting Policies
These financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the period. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Funds and the UFT:

Cash
Cash includes short-term interest bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The Funds and the UFT have not experienced any losses in such accounts and do not believe they are exposed to any significant credit risk on such accounts.

Security Valuation
The Funds’ investments in the UFT are valued based on the net asset values of the UFT. These net assets values come from the valuation of the underlying investments in the UFT. Investments in the Portfolios of the UFT are valued in the following manner:

Exchange-traded and over-the-counter securities are valued at the closing price of the applicable exchange on the day the valuation is made. Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter are valued at the mean between the last bid and ask prices. Fixed income securities (other than obligations having a maturity of 60 days or less from date of purchase) are valued on the basis of values obtained from pricing services or from brokers, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

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Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

2.     Summary of Significant Accounting Policies (continued)
Security Valuation (continued)
Options are valued daily at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked prices. Futures are valued at the last reported sale price on the exchange on which they are traded or at the mean of the last bid and asked prices. Foreign securities are valued in their local currencies as of the close of the primary exchange or as of the close of the domestic markets, whichever is earlier. Foreign securities are then converted into U.S. dollars using the applicable currency exchange rates as of the close of the domestic markets.

Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board. In determining the fair value of a security, Hatteras Funds, LLC (the “Advisor”) and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security. When a furnished price is significantly different from the previous day’s price, the Advisor will review the price to determine if it is appropriate. When prices are not readily available, or are determined to not reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the funds calculate their net asset value, the funds may value their securities or fair value as determined in accordance with procedures approved by the Board of Trustees. The financial statements may include adjustments made subsequent to year-end related to subsequent valuation information obtained. Therefore, the net assets reflected in these financial statements may differ from the reported NAV’s of the Portfolios as of June 30, 2014.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — Quoted prices in active markets for identical securities.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

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Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

2.     Summary of Significant Accounting Policies (continued)
Security Valuation (continued)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2014:

Alpha	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$—	$644,967,818	$—	$644,967,818
Money Market Funds	1,114,497	—	—	1,114,497
Total Investments in Securities	$1,114,497	$644,967,818	$—	$646,082,315

Long/Short Equity	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$—	$37,908,140	$—	$37,908,140
Money Market Funds	242,034	—	—	242,034
Total Investments in Securities	$242,034	$37,908,140	$—	$38,150,174

Long/Short Debt	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$—	$626,816,479	$—	$626,816,479
Money Market Funds	199	—	—	199
Total Investments in Securities	$199	$626,816,479	$—	$626,816,678

Managed Futures	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$—	$414,111	$—	$414,111
Money Market Funds	6,406	—	—	6,406
Total Investments in Securities	$6,406	$414,111	$—	$420,517

Hedged	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$—	$338,316,671	$—	$338,316,671
Money Market Funds	445	—	—	445
Total Investments in Securities	$445	$338,316,671	$—	$338,317,116

There were no transfers into or out of Levels 1, 2, or 3 during the period. Transfers between levels are recognized at the end of the reporting period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Level categories above represent the Funds’ investments in shares of the UFT, and money market funds. The investments and other financial instruments held by the UFT have separate level categorizations which can be found in their financial statements.

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Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

2.     Summary of Significant Accounting Policies (continued)
Security Transactions, Investment Income and Realized Gain and Loss
Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Capital gain distributions received are recorded as capital gains.

Investment and shareholder transactions in the Portfolios are recorded on trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method. All significant accounting policies followed consistently by the Portfolios are in conformity with U.S. generally accepted accounting principles.

Repurchase Agreements
The Portfolios may enter into repurchase agreements with a member bank of the Federal Reserve System or recognized securities dealer. Each repurchase agreement is recorded at cost, which approximates fair value. The Portfolios will receive, as collateral; securities whose fair value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Portfolios in each repurchase agreement. If the seller defaults and the value of the collateral declines realization of the collateral by the Portfolios may be delayed or limited.

Foreign Currency Translations and Transactions
The Portfolios may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Portfolios do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

The Portfolios may enter into forward currency exchange contracts obligating the Portfolio to deliver and receive a currency at a specified future date. The Portfolios are subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolios use forward currency exchange contracts to gain exposure to, and to hedge against changes in the value of foreign currencies. With forward currency exchange contracts, there is minimal counter-party credit risk to the Portfolio since forward currency exchange contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded forward currency

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Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

2.     Summary of Significant Accounting Policies (continued)
Foreign Currency Translations and Transactions (continued)
exchange contracts, guarantees the forward currency exchange contracts against default. Unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract is closed.

Convertible Securities
The Portfolios may invest in convertible securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock), which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Warrants
The Portfolios may invest a portion of their assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Portfolios’ entire investment therein).

Short Sales
The Portfolios may engage in short sale transactions. The Portfolios are liable for any dividends paid on securities sold short. At all times when the Portfolios do not own securities which are sold short, the Portfolios will maintain long securities equal in value on a daily marked-to-market basis to the securities sold short. The Portfolios require the brokers to maintain collateral in support of these receivables.

Restricted Securities
The Portfolios are permitted to invest in securities that are subject to legal or contractual restrictions on resales (“restricted securities”). Restricted securities may be resold in

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Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

2.     Summary of Significant Accounting Policies (continued)
Restricted Securities (continued)
transactions that are exempt from registration under Federal securities laws or if the securities are publically registered. Restricted securities may be deemed illiquid, whereby the prompt sale of these securities at their stated value may be difficult. Information regarding restricted securities held by each Portfolio is included in the Schedule of Investments in the UFT.

To Be Announced (“TBA”) Transactions
The Portfolios may purchase securities on a forward commitment or on a “To Be Announced” basis. The Portfolios record TBA transactions on the trade date and segregates with the custodian qualifying assets that have sufficient value to make payment for the securities purchased. TBA securities are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Taxes and Distributions to Shareholders
The Funds intend to qualify and elect to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds intend to distribute the requisite investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

The Funds have reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end December 31, 2013. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change significantly.

Open tax years are those that are open for exam by Federal and state taxing authorities. As of December  31, 2013, open Federal tax years include the tax years ended December 31, 2010 through December 31, 2013, open New York tax years include the tax year ended December 31, 2010 and open North Carolina tax years include the tax years ended December 31, 2010 through December 31, 2013. The Funds have no tax examinations in progress.

Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually.

Each Portfolio of the UFT is an affiliated registered investment company under the 1940 Act, but is not publicly offered. The Portfolios, therefore, are only available to the affiliated, publicly offered Funds making the Portfolios controlled entities under the tax rules. Due to the tax rules related to controlled entities, when a Fund redeems shares of one of the Portfolios of the UFT, the proceeds are considered a distribution or

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Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

2.     Summary of Significant Accounting Policies (continued)
Taxes and Distributions to Shareholders (continued)
dividend for tax purposes, rather than a redemption or sale. Consequently, to the extent that the Portfolio has earnings and profits, a portion of the proceeds will be dividend income to the Fund and any remaining amount is considered a non-taxable return of capital. The Funds do not record the dividend income for book purposes, but recognizes the distribution of income to shareholders on the statement of changes.

Guarantees and Indemnifications
In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.     Underlying Funds Trust
Under a Fund-of-Funds structure, each Fund invests all of its investible assets across a number of Portfolios of the UFT. Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Portfolio. The Funds and Portfolios are managed by the Advisor and the Portfolios are advised by the Sub-Advisors. The Advisor and the Board may create additional Portfolios with additional Sub-Advisors from time to time to increase the number of Portfolios, and alternative investment strategies, available in which the Funds may invest.

As of June 30, 2014, the UFT consisted of the following Portfolios:

•	Event Driven

•	Long/Short Equity

•	Market Neutral

•	Relative Value-Long/Short Debt

•	Managed Futures Strategies

Investment Objectives
As set forth below, each Portfolio has a distinct focus in accordance with which it employs certain investment strategies:

Event Driven

Investment Objective
Event Driven seeks to achieve capital appreciation.

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Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

3.     Underlying Funds Trust (continued)
Event Driven (continued)
Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities whose prices are or will be impacted by a corporate event. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt of all maturities and qualities (including bonds commonly referred to as “junk bonds”) and shares of investment companies. The Portfolio may invest in foreign securities (including those from developing countries), depositary receipts relating to foreign securities and may enter into equity, interest rate, index and currency rate swap agreements. Derivative instruments in which the Portfolio may invest include options, futures and swaps. The Portfolio invests in these types of instruments to both reduce risk through hedging, or to take market risk. The Advisor expects that the Portfolio’s investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.

The principal strategies and sub-strategies to be employed by the Portfolio include:

Event Driven Strategies: The Portfolio may employ strategies designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations.

Activist: The Portfolio may employ event driven activist strategies where a manager may take an active role, by obtaining or attempting to obtain representation of the company’s board of directors in an effort to impact the firm’s policies or strategic direction and in some cases may advocate activities such as division or asset sales, partial or complete corporate divestiture, dividend or share buybacks, and changes in management. Strategies employ an investment process primarily focused on opportunities in equity and equity related instruments of companies. These companies are typically engaged or prospectively engaged in a corporate transaction, security issuance/repurchase, asset sales, division spin-off or other catalyst oriented situation.

Merger Arbitrage: The Portfolio may employ event driven merger arbitrage strategies primarily focused on opportunities in equity and equity related securities of companies which are currently engaged in a corporate transaction. Merger Arbitrage involves primarily announced transactions, typically with limited or no exposure to situations which pre-, post-date or situations in which no formal announcement is expected to occur.

Distressed/Restructuring: The Portfolio may employ an investment process focused on corporate fixed income instruments, primarily on corporate credit instruments of companies trading at significant discounts to their value at issuance or obliged (par

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Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

3.     Underlying Funds Trust (continued)
Event Driven (continued)
value) at maturity as a result of either formal bankruptcy proceeding or financial market perception of near term proceedings. Managers are typically actively involved with the management of these companies, frequently involved on creditors’ committees in negotiating the exchange of securities for alternative obligations, either swaps of debt, equity or hybrid securities. Managers employ fundamental credit processes focused on valuation and asset coverage of securities of distressed firms; in most cases portfolio exposures are concentrated in instruments which are publicly traded, in some cases actively and in others under reduced liquidity but in general for which a reasonable public market exists.

Event Equity/Debt: The Portfolio may employ an investment strategy in which it maintains positions in companies currently or prospectively involved in corporate transactions of a wide variety including, but not limited to, mergers, restructurings, financial distress, tender offers, shareholder buybacks, debt exchanges, security issuance or other capital structure adjustments. Security types can range from most senior in the capital structure to most junior or subordinated, and frequently involve additional derivative securities. Event Driven exposure includes a combination of sensitivities to equity markets, credit markets and idiosyncratic, company specific developments. Investment theses are typically predicated on fundamental characteristics (as opposed to quantitative), with the realization of the thesis predicated on a specific development exogenous to the existing capital structure.

Long/Short Equity

Investment Objective
The Long/Short Equity Portfolio seeks to achieve consistent returns with moderate correlation to traditional U.S. equities market indices and lower volatility of monthly returns over a market cycle. A market cycle is three to five years.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity related securities that afford strategic and tactical opportunities to employ relative value and long and/or short strategies. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, options and futures contracts, privately negotiated options, and shares of investment companies. The Portfolio seeks to achieve its objective by allocating its assets among a professionally selected group of one or more sub-advisors that employ a variety of investment techniques and strategies. By allocating its assets among one or more sub-advisors, the Portfolio seeks to achieve its investment objective with less risk and lower

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Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

3.     Underlying Funds Trust (continued)
Long/Short Equity (continued)
volatility than if the Portfolio utilized a single manager or single strategy approach. The Advisor believes that allocating among dissimilar investment styles that utilize different investment strategies and securities provides greater diversification against any market or sector related event volatility. Such a non-correlative approach among styles is expected to mitigate near-term volatility, as volatility in one sector or style may be offset by lack of volatility or volatility in the opposite direction in another sector or style.

The principal strategies to be employed by the Portfolio include:

Long/Short Equity — Generalist: Long/Short Equity Generalist strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies are broadly diversified and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Long/Short Equity Generalist managers would typically maintain at least 50% exposure to, and may in some cases be entirely invested in, equities — both long and short.

Long/Short Equity Sector Focused: Long/Short Equity Sector Focused strategies employ investment processes designed to identify opportunities in securities in specific niche areas of the market in which a manager maintains a level of expertise which exceeds that of a market generalist in identifying companies engaged in the production and procurement of inputs to industrial processes, and implicitly sensitive to the direction of price trends as determined by shifts in supply and demand factors, and implicitly sensitive to the direction of broader economic trends. Long/Short Equity Sector Focused strategies typically maintain a primary focus in this area or expect to maintain in excess of 50% of portfolio exposure to these sectors over various market cycles.

Long/Short Equity International: Long/Short Equity International strategies employ investment processes designed to identify opportunities in securities in specific niche areas of the global non-US market, in which a manager maintains a level of expertise which exceeds that of a market generalist in identifying companies engaged in the production and procurement of inputs to industrial processes, and implicitly sensitive to the direction of price trends as determined by shifts in supply and demand factors, and implicitly sensitive to the direction of broader economic trends. Long/Short Equity International strategies typically maintain a primary focus in this area and expects to maintain in excess of 50% of portfolio exposure to non-US securities.

Variable Based Strategies: Variable Biased strategies may vary the investment level or the level of long and/or short exposure over market cycles, but the primary distinguishing characteristic is that the manager seeks to drive performance through

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3.     Underlying Funds Trust (continued)
Long/Short Equity (continued)
tactical adjustments to gross and net market exposures. Variable Biased strategies employ analytical techniques in which the investment thesis is predicated on assessment of the valuation characteristics of the underlying companies as well as the global economic environment. The investment theses may be fundamental or technical in nature and a manager has a particular focus above that of a market generalist.

Market Neutral (formerly, Market Neutral Equity)

Investment Objective
Market Neutral seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will primarily invest in U.S. and foreign equity securities. The Portfolio will also invest in equity real estate investment trust (“REIT”) securities that allow the Portfolio to capture some of the inefficiencies in market pricing of U.S. commercial real estate and in equity securities of issuers located in a variety of countries throughout the world that allow the Portfolio to capture some of the inefficiencies in market pricing of equity securities domiciled outside the U.S. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt of all maturities and qualities (including bonds commonly referred to as “junk bonds”), options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies. The Advisor expects that the Portfolio’s investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.

The principal strategies to be employed by the Portfolio include:

Market or Sector Timing/Trading Strategies: The Portfolio may employ strategies designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.

Market Neutral Strategies: The Portfolio may employ strategies designed to exploit market inefficiencies, which involves being simultaneously invested in long and short matched portfolios generally of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures.

Relative Value/Arbitrage Strategies: The Portfolio may employ strategies that invest both long and short in related securities or other instruments in an effort to take

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Notes to Financial Statements

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3.     Underlying Funds Trust (continued)
Market Neutral (formerly, Market Neutral Equity) (continued)
advantage of perceived discrepancies in the market prices for such securities. This may include Pairs Trading — long and short positions in securities of different companies in the same industry.

Relative Value-Long/Short Debt (formerly, Relative Value)

Investment Objective
Relative Value-Long/Short Debt Portfolio seeks to achieve total return through current income, capital preservation and capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in long/short strategies that utilize debt and debt-related securities. Such strategies are designed to allow the Portfolio to focus on opportunities to take advantage of perceived discrepancies in the market prices of certain convertible bond, common stock, fixed income and derivative securities. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The Portfolio has no policy with respect to the rating or maturity of the debt securities in which it may invest and thus may invest in debt securities of varying qualities and maturities, including bonds commonly referred to as “junk bonds.” The Portfolio may invest in foreign securities (including those from developing countries), depositary receipts relating to foreign securities and may enter into equity, interest rate, index and currency rate swap agreements. Derivative instruments in which the Portfolio may invest include options, futures and swaps. The Portfolio invests in these types of instruments to both reduce risk through hedging, or to take market risk. The Portfolio may invest a substantial portion of its assets in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. While the Portfolio may invest a substantial portion of its assets in restricted securities, it may not invest more than 15% of its net assets in illiquid securities. The Portfolio may also invest up to 100% of it’s assets in shares of other investment companies that invest in the types of securities mentioned above, including shares of exchange-traded funds (“ETFs”). The Advisor expects that the Portfolio’s investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.

Relative Value — Long/Short Debt: These strategies are designed to take advantage of perceived discrepancies in the market prices of certain fixed income securities, certain convertible bond, common stock, and derivative securities and attempts to achieve total return through current income, capital preservation and capital appreciation. These strategies are based on credit assessments of individual issues and

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June 30, 2014 (Unaudited) (continued)

3.     Underlying Funds Trust (continued)
Relative Value-Long/Short Debt (formerly, Relative Value) (continued)
sectors and are effectuated by expressing views on specific credits by taking long and/or short positions in cash debt and debt-related securities, which may include corporate debt, sovereign debt, credit derivatives, common and preferred stock, options and futures contracts, privately negotiated options, shares of investment companies, bonds, credit derivatives and other financial instruments.

Multi-Strategy/Relative Value: The Portfolio may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on realization of a spread between related yield instruments in which one or multiple components of the spread contains a fixed income, derivative, equity, real estate, master limited partnership or combination of these or other instruments.

Credit Arbitrage: The Portfolio may employ long and/or short strategies designed to isolate attractive opportunities in corporate fixed income securities; these include both senior and subordinated claims as well as bank debt and other outstanding obligations, structuring positions with little or no broad credit market exposure.

Fixed Income Corporate: The Portfolio may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on the realization of a spread between related instruments in which one or multiple components of the spread is a corporate fixed income instrument.

Fixed Income — Sovereign: The Portfolio may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on the realization of a spread between related instruments in which one or multiple components of the spread is a sovereign fixed income instrument.

Fixed Income and High Yield Investment Strategies: The Portfolio may employ long and/or short strategies designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential. The Portfolio may invest in debt securities that fall below investment grade debt — commonly referred to as “junk bonds.”

Swap Strategies: The Portfolio may use credit default swaps to maintain appropriate portfolio duration and convexity levels. The Portfolio may also enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Also, credit default swaps provide an efficient tool for managing portfolio risk and thus are exclusively used for risk management activities.

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Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

3.     Underlying Funds Trust (continued)
Managed Futures Strategies

Investment Objective
The Managed Futures Strategies Portfolio seeks to achieve positive returns in both rising and falling equity markets with an annualized level of volatility that is generally lower than the historic level of volatility experienced by traditional equity markets.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio will allocate its assets to a “managed futures” strategy, which includes as a component, a “fixed income” sub-strategy. The managed futures strategy is intended to capture macroeconomic trends in the commodities and financial futures markets, and the fixed income strategy is intended to generate interest income and capital appreciation to add diversification to the returns generated by the Portfolio’s portfolio. The Advisor expects that the Portfolio’s investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.

The principal strategies to be employed by the Portfolio include:

Managed Futures: The Portfolio pursues its managed futures strategy primarily by investing up to 25% of its total assets in Hatteras Trading Advisors, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Advisor and has the same investment objective as the Portfolio. The Subsidiary is subject to compliance policies and procedures that are the same as the Portfolio’s compliance policies and procedures. The Subsidiary invests the majority of its assets in accounts, including collateral accounts for the purpose of entering into swap transactions, (“Trading Accounts”) traded by third-party commodity trading advisors (“Trading Advisors”). The Advisor monitors the performance of the Trading Advisors and Trading Accounts and seeks to achieve the Portfolio’s investment objective by allocating and reallocating the Subsidiary’s assets among Trading Accounts. The Advisor may decide to not allocate or reallocate assets to all Trading Accounts and may decide to not allocate assets evenly among the Trading Accounts. The Advisor allocates the assets of the Subsidiary among the Trading Accounts to provide exposure to each Trading Advisor’s managed futures programs which the Advisor believes to be complementary to one another and consistent with the aim of moderating risk by diversifying the Portfolio’s exposure to futures contracts and other derivative instruments across trading methodologies, trading time horizons, sectors and geography. “Managed futures program” refers to a Trading Advisor’s particular trading strategy or strategies which contribute to the Portfolio’s overall managed futures investment strategy. The Advisor expects the Trading Advisors to trade independently of each other and, as a group, to employ a wide variety of discretionary and systematic managed futures programs in the global currency futures, fixed income futures, commodity futures and equity futures markets.

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Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

3.     Underlying Funds Trust (continued)
Managed Futures Strategies (continued)
Managed Futures — Discretionary: The Portfolio may employ discretionary strategies that are primarily reliant on the evaluation of market data, relationships and influences, as interpreted by an individual or group of individuals who make decisions on portfolio positions. These strategies employ an investment process most heavily influenced by top down analysis of macroeconomic variables. Positions may be traded actively in developed and emerging markets, focusing on both absolute and relative levels on equity markets, interest rates/fixed income markets, currency and commodity markets and frequently employing spread trades to isolate a differential between instruments identified by the Trading Advisor to be inconsistent with expected value. Portfolio positions typically are predicated on the evolution of investment themes the Trading Advisor expects to materialize over a relevant timeframe, which in many cases contain contrarian or volatility focused components.

Managed Futures — Systematic: The Portfolio may employ systematic strategies that implement processes typically as a function of mathematical, algorithmic and technical models, with little or no influence of individuals over the portfolio positioning. These strategies employ an investment process designed to identify opportunities in markets exhibiting trending or momentum characteristics across individual instruments or asset classes. These strategies typically employ quantitative processes which focus on statistically robust or technical patterns in the return series of the asset, and typically focus on highly liquid instruments and maintain shorter holding periods than either discretionary or mean reverting strategies. Although some strategies seek to employ counter trend models, these strategies benefit most from an environment characterized by persistent, discernable trending behavior.

Fixed Income: The Portfolio expects to allocate the Portfolio’s assets that are not allocated to the Managed Futures Strategy to a fixed income strategy that invests primarily in investment grade fixed income securities (of all durations and maturities) and ETFs in order to generate interest income and capital appreciation, which may add diversification to the returns generated by the Portfolio’s managed futures portfolio. The fixed income strategy may also include investments in exchange-traded notes (“ETNs”).

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Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

3.     Underlying Funds Trust (continued)
Financial Information
The selected financial information presented below is for the Portfolios of the UFT.

	Six Months Ended June 30, 2014		Year Ended December 31, 2013
	Total Return	Portfolio Turnover Rate	Total Return	Portfolio Turnover Rate
Event Driven	4.79%	97%	24.09%	246%
Long Short Equity	2.67%	205%	14.07%	401%
Managed Futures Strategies	-7.45%	0%	7.24%	0%
Market Neutral	-0.67%	72%	-2.22%	212%
Relative Value — Long/Short Debt	3.48%	98%	6.39%	186%

Cost of purchases and proceeds from sales of the Portfolios for the six months ended June 30, 2014 (excluding short-term investment) were as follows:

	Alpha
	Purchases	Sales
Event Driven	$44,294,806	$6,794,724
Long Short Equity	50,586,572	43,706,953
Managed Futures	10,478,240	11,218,721
Market Neutral	15,446,442	7,258,259
Relative Value — Long/Short Debt	45,359,667	5,774,044
Total Purchases and Sales	$166,165,727	$74,752,701

	Long/Short Equity		Long/Short Debt
	Purchases	Sales	Purchases	Sales

Event Driven	$—	$—	$—	$—
Long Short Equity	15,977,470	4,625,789	—	—
Market Neutral	—	—	—	—
Relative Value — Long/Short Debt	—	—	226,772,210	11,378,047
Total Purchases and Sales	$15,977,470	$4,625,789	$226,772,210	$11,378,047

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Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

3.     Underlying Funds Trust (continued)
Financial Information (continued)
	Managed Futures		Hedged
	Purchases	Sales	Purchases	Sales
Event Driven	$—	$—	$21,726,858	$2,117,940
Long Short Equity	—	—	35,478,635	19,602,349
Managed Futures	91,928	73,323	—	—
Market Neutral	—	—	16,424,892	1,571,123
Relative Value — Long/
Short Debt	—	—	32,298,689	3,242,449
Total Purchases and Sales	$91,928	$73,323	$105,929,074	$26,533,861

4.     Derivative Transactions
The Portfolios utilized derivative instruments during the six months ended June 30, 2014. The Portfolios’ use of derivatives included credit defaults swaps, total return swaps, interest rate swaps, futures, options, and currency forward contracts. The Portfolios utilize derivatives for risk management, hedging activities, risk-taking, and speculative purposes.

Event Driven — The Event Driven portfolio uses credit defaults swaps, options, and currency forward contracts to implement its strategy of achieving capital appreciation in securities whose prices are or will be impacted by a corporate event. The credit default swaps used during the period were for hedging purposes, while the currency forward contacts were used to hedge against any potential foreign exchange fluctuation when the portfolio invests in foreign securities. The portfolio uses purchased options in order to provide protection against adverse price effects from anticipated changes in prevailing prices of securities. In addition, the portfolio uses written options to earn premium income and to assure a definite price for a security that the portfolio has considered selling.

Long/Short Equity — The Long/Short Equity portfolio uses options to implement its strategy of achieving returns moderately correlated to equity markets with a lower level of volatility. The portfolio uses purchased options in order to provide protection against adverse price effects from anticipated changes in prevailing prices of securities. In addition, the portfolio uses written options to earn premium income and to assure a definite price for a security that the portfolio has considered selling.

Market Neutral — The Market Neutral portfolio uses options to implement its strategy of achieving capital appreciation. During the period, the portfolio used written options to earn premium income and to assure a definite price for a security that the portfolio has considered selling.

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Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

4.     Derivative Transactions (continued)
Relative Value — Long/Short Debt — The Relative Value — Long/Short Debt portfolio uses credit defaults swaps, interest rate swaps, futures, options, and currency forward contracts to implement its strategy of achieving total return through current income, capital preservation, and capital appreciation. The credit default swaps are used as a more effective, and liquid, method to take risk positions, rather than investing in the cash markets. Currency forward contacts were used to hedge against any potential foreign exchange fluctuation when the portfolio invest in foreign securities. The portfolio used futures for hedging purposes and to maintain appropriate levels of duration and convexity in the strategies fixed income portfolios. The portfolio uses long options to take speculative positions, while also writing options to provide an additional source of revenue to the portfolio.

Managed Futures Strategies — As of March 26, 2013, the Managed Futures Strategies portfolio uses total return swaps, instead of investing directly in a portfolio consisting of futures contracts, to achieve its investment objective of positive returns in rising and falling equity markets with lower levels of volatility.

The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by an account. The success of derivatives strategies will also be affected by the advisor’s or sub-advisor’s ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

The following are descriptions of each type of derivatives used during the period in the Portfolios:

Credit Default Swaps
A credit default swap (CDS) is a financial contract between two parties, where the seller of the CDS will compensate the buyer in the event of a loan default or other credit event. The buyer of the CDS makes a series of payments (the CDS “fee” or “spread”) to the seller and, in exchange, receives a payoff if the loan defaults.

Credit default swaps have two primary risks: counterparty risk and liquidity risk. Counterparty risk is the risk that the other party to the transaction will not honor its contractual obligation. Liquidity risk is the risk that buyers and sellers may become scarcer in periods of market volatility, making it difficult to close the position.

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Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

4.     Derivative Transactions (continued)
Total Return Swaps
A total return swap agreement (TRS) is a financial contract between two parties, where one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. In total return swaps, the underlying asset, referred to as the reference asset, is usually an equity index, loans, or bonds. This is owned by the party receiving the set rate payment.

Similar to CDS, total return swaps involve counterparty and liquidity risk.

Interest Rate Swaps
An interest rate swap is a financial contract between two parties, where one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same notional amount, for a specified period of time. The exchange commitment can involve payments to be made in the same currency or in different currencies.

Similar to CDS, interest rate swaps involve counterparty and liquidity risk.

Futures
A futures contract is a standardized contract between two parties to buy or sell a specified asset of standardized quantity and quality for a price agreed upon today (the futures price or strike price) with delivery and payment occurring at a specified future date, the delivery date. The contracts are bought and sold on a futures exchange, which acts as an intermediary between the two parties. In many cases, the underlying asset to a futures contract may be any financial instrument (also including currency, bonds, and stocks); they can be also based on intangible assets or referenced items, such as stock indexes and interest rates.

Futures contracts are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk. In addition, unlike option contracts, where the buyer of the option can lose no more than the cost of the premium, both the buyer and the seller of a futures contract face potentially unlimited losses. The futures contract is a legally binding agreement to buy or sell the underlying index at the agreed price, no matter what the level of the index is at maturity of the contract.

Futures have minimal counterparty credit risk to the portfolios since futures are exchange traded and the exchange’s clearinghouse serves as the counterparty to all exchange traded futures, thereby guaranteeing the buyer or seller against default by the counterparty.

Options
Call options give the owner of the option to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but

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Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

4.     Derivative Transactions (continued)
Options (continued)
not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the portfolios realize a gain or loss from the sale of the security (or closing of the short sale).

Although option techniques can increase investment return, they can also involve a relatively higher level of risk. The writing (selling) of uncovered options involves a theoretically unlimited risk of a price increase or decline, as the case may be, in the underlying security. The expiration of unexercised long option positions effectively results in loss of the entire cost or premium paid for the option. Option premium costs, as well as the cost of covering options written by the portfolios, can reduce or eliminate position profits or create losses as well.

With options, there is minimal counterparty credit risk to the portfolios since options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against defaults.

Forwards
Similar to a futures contract, a forward contract specifies the exchange of goods (generally a pre-determined amount of a foreign currency) for a specified price at a specified future date. However, forward contracts are not standardized nor traded on an exchange. Therefore, forward contracts are subject to counterparty risk, or the risk that the other party to the transaction will not honor its contractual obligation.

In addition, as the principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade these markets can experience periods of illiquidity, sometimes of significant duration. Disruptions can occur in any currency market traded by a portfolio due to unusually high trading volume, political intervention or other factors. The imposition of controls by governmental authorities might also limit such forward trading, to the possible detriment of a portfolio. Market illiquidity or disruption could result in significant losses.

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Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

5.     Federal Income Taxes
The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows:

	Alpha	Long/Short Equity	Long/Short Debt
Cost of Investments	$457,894,173	$21,907,039	$382,020,020
Gross tax unrealized appreciation	89,484,971	3,853,081	11,452,001
Gross tax unrealized depreciation	(2,955,361)	—	—
Net tax unrealized appreciation (depreciation)	$86,529,610	$3,853,081	$11,452,001

	Managed Futures	Hedged
Cost of Investments	$406,634	$229,655,484
Gross tax unrealized appreciation	25,600	22,011,439
Gross tax unrealized depreciation	—	(258,262)
Net tax unrealized appreciation (depreciation)	$25,600	$21,753,177

At December 31, 2013 the components of distributable earnings/(losses) on a tax basis were as follows:

	Alpha	Long/Short Equity	Long/Short Debt

Net unrealized appreciation/ (depreciation)	$86,529,610	$3,853,081	$11,452,001
Undistributed ordinary income	—	—	—
Undistributed long-term capital gain	—	48,570	—
Capital loss carryover	(54,945,322)	—	—
Accumulated other gain/(loss)	1,021,100	—	—
Total distributable earnings/ (losses)	$32,605,388	$3,901,651	$11,452,001

	Managed Futures	Hedged
Net unrealized appreciation/(depreciation)	$25,600	$21,753,177
Undistributed ordinary income	—	—
Capital loss carryover	—	—
Accumulated other gain/(loss)	—	(15,087)
Total distributable earnings/(losses)	$25,600	$21,738,090

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Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

5.     Federal Income Taxes (continued)
The tax character of distributions for the Funds was as follow:
	Alpha	Long/Short Equity	Long/Short Debt
Distributions paid from:
Ordinary Income	$147,087	$—	$108,732
Long-term capital gain	—	1,856,791	—
Return of Capital	—	—	5,636,085
	$147,087	$1,856,791	$5,744,817

	Managed Futures	Hedged
Ordinary Income	$127,010	$691,104
Long-term capital gain	—	833,019
Return of Capital	—	—
	$127,010	$1,524,123

The Funds hereby designate as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended December 31, 2013.

At December 31, 2013, the following Funds deferred, on a tax basis, post-October losses of:

		Late Year
		Ordinary
	Capital	Loss
Alpha	$—	$237,533
Long/Short Equity	—	—
Long/Short Debt	—	—
Managed Futures	—	—
Hedged	—	15,087

As of December 31, 2013 the Funds had accumulated capital loss carryovers of:

	Capital Loss
	Carryover	Expires
Alpha*	$35,096,370	12/31/2015
Alpha^	$19,848,952	12/31/2016

*
The entire amount of $35,096,370 is related to the Merger of Underlying Funds Trust-Equity Options Overlay, Underlying Funds Trust-Equity Global, Underlying Funds Trust-Equity Healthcare/Biotech, and Underlying Funds Trust-Global Hedged Income.

^
The entire amount of $19,848,952 is related to the Merger of Underlying Funds Trust-Equity Healthcare/Biotech, Underlying Funds Trust-Long/Short Equity REIT, and Underlying Funds Trust-Global Hedged Income.

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Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

5.     Federal Income Taxes (continued)
The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. Although the Act provides several benefits, including the unlimited carryover of future short-term or long-term capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.

6.     Investment Advisory Agreement, Operating Services Agreement and Other Expense Agreements
Investment Advisor
Pursuant to the investment advisory agreement by and between the Trust, on behalf of the Funds, and the Advisor (the “Advisory Agreement”), the Advisor is entitled to receive a monthly management fee based upon the average daily net assets of each of the Funds at the following annual rates:

Alpha	0.25%
Long/Short Equity	0.00%
Long/Short Debt	0.00%
Managed Futures	0.00%
Hedged	0.25%

Additionally, each Portfolio pays a management fee of 1.75% of such Portfolio’s average daily net assets to the Advisor, pursuant to the UFT’s investment advisory agreement with the Advisor.

The Advisor is responsible for paying fees to various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have entered into agreements with the Advisor (“Shareholder Servicing Agreement”) and perform these functions on behalf of their clients who own shares of the Funds. For this service, the Advisor receives an annual shareholder servicing fee equal to 0.25% of the average daily net assets of Alpha Fund’s No Load shares from which the shareholder servicing agents are paid.

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Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

6.     Investment Advisory Agreement, Operating Services Agreement and Other Expense Agreements (continued)
Investment Advisor (continued)
The Advisor has also entered into an Operating Services Agreement, as amended (the “Services Agreement”) with the Funds to provide virtually all day-to-day services to the Funds. The Funds pay the Advisor an annual operating services fee at the following annual rates:

Alpha — No Load, Class A and Class C	1.59%
Alpha — Institutional Class	0.84%
Long/Short Equity — Class A	0.84%
Long/Short Equity — Institutional Class	0.59%
Long/Short Debt — Class A	0.84%
Long/Short Debt — Class C	0.84%
Long/Short Debt — Institutional Class	0.59%
Managed Futures — Class A	0.84%
Managed Futures — Institutional Class	0.59%
Hedged — Institutional Class	0.10%

Additionally, the UFT has entered into an operating services agreement with the Advisor, under which, each Portfolio pays the Advisor 0.25% of the Portfolio’s average daily net assets.

Beginning October 1, 2011, the Advisor has contractually agreed to waive all or a portion of its operating services fees and/or pay expenses of the Fund to ensure that its Net Annual Fund Operating Expenses do not exceed a certain percentage of each Fund’s annual average net assets (the “Expense Caps”). The Expense Caps will remain in effect through at least April 30, 2015, and may be terminated only by the Board. The Advisor may request recoupment of previously waived fees and paid expenses from a Fund for three years from the date they were waived or paid, subject to the Expense Caps. Because the Funds primarily invest in the UFT, these acquired fund fees and expenses, combined with the Advisory Agreement, the Shareholder Servicing Agreement, the Rule 12b-1 Plan the Services Agreement and the Expense Cap, result in a cap or ceiling on each Fund’s ordinary annual operating expenses at the following annual rates (excluding brokerage commissions and portfolio trading transfer tax, interest on Fund borrowings, dividends and interest paid on short sales, taxes, acquired fund fees and expenses associated with investments in non-affiliated investment companies, litigation and other extraordinary expenses):

				Institutional
	No Load	Class A	Class C	Class
Alpha	2.99%	3.49%	4.24%	2.99%
Long/Short Equity	n/a	2.99%	n/a	2.49%
Long/Short Debt	n/a	2.99%	3.74%	2.49%
Managed Futures	n/a	2.99%	n/a	2.49%
Hedged	n/a	n/a	n/a	2.25%

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Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

6.     Investment Advisory Agreement, Operating Services Agreement and Other Expense Agreements (continued)
Investment Advisor (continued)
Under the terms of the Services Agreement, subject to the supervision of the Board of Trustees, the Advisor will provide, or arrange to provide, essentially all day-to-day operational services to the Funds. The Advisor pays all fees and expenses associated with the services it provides, including, but not limited to, expenses of legal compliance, shareholder communications and meetings of the shareholders. The Advisor will pay all expenses related to marketing the Funds as well as related bookkeeping expenses.

Any waiver is subject to later adjustments to allow the Advisor to recoup amounts previously waived to the extent actual fees and expenses for a fiscal period are less than a Fund’s Expense Cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount waived or reimbursed. Amounts subject to future recoupment as of June 30, 2014 are as follows:

	Recoverable	Year of
	Amount	Expiration
Alpha	$200,958	12/31/2014
Alpha	$397,003	12/31/2015
Alpha	$434,169	12/31/2016
Alpha	$938,651	12/31/2017
Long/Short Equity	$10,110	12/31/2014
Long/Short Equity	$56,013	12/31/2015
Long/Short Equity	$15,086	12/31/2016
Long/Short Equity	$10,974	12/31/2017
Long/Short Debt	$8,268	12/31/2014
Long/Short Debt	$21,478	12/31/2015
Long/Short Debt	$84,947	12/31/2016
Long/Short Debt	$228,906	12/31/2017
Managed Futures	$392	12/31/2016
Managed Futures	$162	12/31/2017
Hedged	$3,721	12/31/2014
Hedged	$40,182	12/31/2015
Hedged	$182,138	12/31/2016
Hedged	$137,256	12/31/2017

Distribution
Hatteras Capital Distributors, LLC, an affiliate of the Advisor, serves as the distributor (the “Distributor”) for the Funds. The Advisor compensates the Distributor under a distribution agreement in place between the two entities. The Advisor is also responsible for paying fees to various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. For this service, the Distributor receives an annual distribution and service (Rule 12b-1) fee equal to 0.25% of the Class A shares’ average daily net assets. Class C shares are subject to a

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Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

6.           Investment Advisory Agreement, Operating Services Agreement and Other Expense Agreements (continued)
Distribution (continued)
Rule 12b-1 Distribution Plan in which the Advisor also compensates the Distributor in the amount of 1.00% of the average daily net assets attributable to Class C shares.

Other Service Providers
US Bancorp Fund Services (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Funds. The Advisor compensates the Administrator for these services under an administration agreement between the two entities.

Trustees and Officers
The Advisor pays each independent Trustee an annual retainer fee for service to the Funds. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

7.           Capital Share Transactions

Transactions in shares of each Fund were as follows:
				Alpha
	Alpha	Alpha	Alpha	Institutional
	No Load	Class A	Class C	Class
Shares outstanding, December 31, 2012	20,877,556	1,082,983	3,077,831	17,717,671
Shares sold	4,056,768	262,764	379,446	29,255,835
Shares issued to shareholders in reinvestment of distributions	—	—	—	7,525
Shares redeemed	(15,667,781)	(505,146)	(1,109,924)	(12,681,775)
Shares outstanding, December 31, 2013	9,266,543	840,601	2,347,353	34,299,256
Shares sold	2,515,046	326,857	517,447	12,714,059
Shares issued to shareholders in reinvestment of distributions	—	—	—	—
Shares redeemed	(1,960,893)	(130,254)	(259,281)	(5,996,890)
Shares outstanding, June 30, 2014	9,820,696	1,037,204	2,605,519	41,016,425

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Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)
7.           Capital Share Transactions  (continued)

Transactions in shares of each Fund were as follows:
		Long/Short
	Long/Short	Equity	Long/Short	Long/Short
	Equity	Institutional	Debt	Debt
	Class A	Class	Class A	Class C
Shares outstanding, December 31, 2012	204,614	2,349,987	935,645	—
Shares sold	226,533	1,483,555	8,425,432	274,423
Shares issued to shareholders in reinvestment of distributions	13,574	119,018	101,720	2,083
Shares redeemed	(162,934)	(1,648,458)	(938,336)	(3,861)
Shares outstanding, December 31, 2013	281,787	2,304,102	8,524,461	272,645
Shares Sold	576,309	1,158,268	9,409,979	1,567,700
Shares issued to shareholders in reinvestment of distributions	—	—	176,739	14,770
Shares redeemed	(142,575)	(571,918)	(1,953,310)	(30,598)
Shares outstanding, June 30, 2014	715,521	2,890,452	16,157,869	1,824,517

fifty

hatteras alternative mutual funds trust

Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)
7.           Capital Share Transactions  (continued)

Transactions in shares of each Fund were as follows:
	Long/Short		Managed
	Debt	Managed	Futures	Hedged
	Institutional	Futures	Institutional	Institutional
	Class	Class A	Class	Class
Shares outstanding, December 31, 2012	928,286	1,000	76,178	13,813,414
Shares sold	35,028,521	1,003	32,651	14,082,170
Shares issued to shareholders in reinvestment of distributions	223,676	352	16,141	133,745
Shares redeemed	(4,179,150)	(1,003)	(67,585)	(5,357,109)
Shares outstanding, December 31, 2013	32,001,333	1,352	57,385	22,672,220
Shares Sold	19,868,137	1,311	10,935	9,216,919
Shares issued to shareholders in reinvestment of distributions	356,670	—	—	—
Shares redeemed	(6,839,271)	(1,352)	(8,821)	(2,140,593)
Shares outstanding, June 30, 2014	45,386,887	1,311	59,499	29,748,546

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Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

8.           Transactions With Affiliates

Pursuant to Section (2)(a)(3) of the 1940 Act, if any of the Funds own 5% or more of the outstanding voting securities of an issuer, the issuer is deemed to be an affiliate of that Fund. During the period ended June 30, 2014, the Funds owned the following positions in such companies for investment purposes only:

Alpha:

							2014
	Share			Share		2014	Change in
	Balance at			Balance at	Value at	Realized	Unrealized
Issuer	December 31,			June 30,	June 30,	Gains	Gains
Name	2013	Purchases	Sales	2014	2014	(Losses)	(Losses)
Event Driven	10,917,561	3,734,123	(567,093)	14,084,591	$171,919,336	$(38,134)	$7,263,436
Long/Short Equity	26,476,420	6,441,295	(5,630,890)	27,286,825	217,863,464	(586,202)	5,681,461
Managed Futures Strategies	6,100,342	1,008,099	(1,082,432)	6,026,009	59,485,145	(122,620)	(4,719,110)
Market Neutral	6,118,831	1,858,927	(869,222)	7,108,536	58,948,245	(18,982)	(177,969)
Relative Value — Long/Short Debt	9,686,276	4,631,011	(588,720)	13,728,567	136,751,628	750	3,924,193

Long/Short Equity:

							2014
	Share			Share		2014	Change in
	Balance at			Balance at	Value at	Realized	Unrealized
Issuer	December 31,			June 30,	June 30,	Gains	Gains
Name	2013	Purchases	Sales	2014	2014	(Losses)	(Losses)
Long/Short Equity	3,312,640	2,029,825	(594,570)	4,747,895	$37,908,140	$(91,020)	$887,400

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Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

8.           Transactions With Affiliates (continued)
Long/Short Debt:
							2014
	Share			Share		2014	Change in
	Balance at			Balance at	Value at	Realized	Unrealized
Issuer	December 31,			June 30,	June 30,	Gains	Gains
Name	2013	Purchases	Sales	2014	2014	(Losses)	(Losses)
Relative Value — Long/Short Debt	40,875,480	23,207,846	(1,156,894)	62,926,432	$626,816,479	$5,948	$17,944,906

Managed Futures:
							2014
	Share			Share		2014	Change in
	Balance at			Balance at	Value at	Realized	Unrealized
Issuer	December 31,			June 30,	June 30,	Gains	Gains
Name	2013	Purchases	Sales	2014	2014	(Losses)	(Losses)
Managed Futures Strategies	40,485	8,817	(7,351)	41,951	$414,111	$(4,073)	$(32,237)

Hedged:
							2014
	Share			Share		2014	Change in
	Balance at			Balance at	Value at	Realized	Unrealized
Issuer	December 31,			June 30,	June 30,	Gains	Gains
Name	2013	Purchases	Sales	2014	2014	(Losses)	(Losses)
Event Driven	4,740,053	1,817,186	(176,586)	6,380,653	$77,883,525	$747	$3,050,345
Long/Short Equity	12,522,940	4,476,669	(2,527,882)	14,471,727	115,545,162	(557,305)	2,844,042
Market Neutral	5,030,717	1,973,163	(188,932)	6,814,948	56,513,639	(36,657)	(198,778)
Relative Value — Long/Short Debt	5,911,761	3,291,854	(331,669)	8,871,946	88,374,345	13,193	2,397,708

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hatteras alternative mutual funds trust

Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

9.    Credit Facility

For cash management purposes, the Funds have the ability to utilize an unsecured credit facility provided by U.S. Bank N.A. under a Loan Agreement (“Agreement”) dated January 18, 2012. The Funds may borrow up to 33.3% of the Funds’ net assets, with a maximum principal amount of $50,000,000. The Agreement can be terminated by either the Funds or U.S. Bank N.A.

At June 30, 2014, Long/Short Debt and Hedged had an outstanding balance of $1,193,000 and $163,000, respectively. The maximum amount outstanding during the six months ended June 30, 2014 under the credit facility for Alpha, Long/Short Equity, Long/Short Debt, Managed Futures and Hedged was $4,601,000, $2,164,000, $6,234,000, $31,000 and $3,613,000, respectively. For the same period Alpha, Long/Short Equity, Long/Short Debt, Managed Futures and Hedged had an outstanding average daily balance of $773,171, $17,304, $600,260, $459, and $196,994, respectively, under the credit facility. For the six months ended June 30, 2014, the weighted average rate paid on the loan for Alpha, Long/Short Equity, Long/Short Debt, Managed Futures and Hedged was 3.25%.

10.         Offering Price Per Share

The public offering price for Class A shares is the net asset value plus a sales charge, which varies in accordance with the amount of the purchase up to a maximum of 4.75% for the Funds. A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A shares purchased without a sales load and redeemed within 18 months of purchase. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the redemption value of the Class A shares redeemed. Class C shares include a 1.00% CDSC paid by shareholders that redeemed their shares within 364 days of purchase. As a result the redemption price may differ from the net asset value per share. The public offering price for No Load and Institutional Class shares are the respective net asset values. Sales charges are not an expense of the Funds and are not reflected in the financial statements of the Funds.

11.         Subsequent Events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

fifty-four

hatteras alternative mutual funds trust

Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

Hatteras Alternative Mutual Funds Trust
Financial Highlights

	No Load
	Six Months
	Ended		Year Ended
Hatteras Alpha Hedged	June 30, 2014
Strategies Fund	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data(1):
Net Asset Value, Beginning of Period	$11.54		$10.59	$10.48	$10.41	$10.00	$8.95
Gain (Loss) from Investment Operations:
Net investment income (loss)(2)	(0.06)		(0.22)	(0.22)	(0.19)	(0.12)	(0.13)
Net realized and unrealized gain (loss) on investments	0.22		1.17	0.33	0.27	0.55	1.80
Total Gain (Loss) from Investment Operations	0.16		0.95	0.11	0.08	0.43	1.67
Less Dividends and Distributions:
Net investment income	—		—	—	(0.01)	(0.02)	(0.62)
Net realized gains	—		—	—	—	—	—
Total Dividends and Distributions	—		—	—	(0.01)	(0.02)	(0.62)
Net Asset Value, End of Period	$11.70		$11.54	$10.59	$10.48	$10.41	$10.00
Total Return	1.39	%(6)	8.97%	1.05%	0.76%	4.34%	18.95%

The accompanying notes are an integral part of these financial statements.

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Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

Hatteras Alternative Mutual Funds Trust (continued)
Financial Highlights (continued)

	No Load
	Six Months
	Ended		Year Ended
Hatteras Alpha Hedged	June 30, 2014
Strategies Fund	(Unaudited)		2013	2012	2011	2010	2009
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$114,906		$106,980	$221,000	$346,382	$297,715	$236,957
Ratio of expenses including dividends on short positions and interest expense to average net assets:(3)(4)(5)	3.74	%(7)	4.65%	4.84%	4.62%	4.78%	5.97%
Ratio of expenses excluding dividends on short positions and interest expense to average net assets:(3)	2.99	%(7)	3.99%	3.99%	3.89%	3.90%	3.99%
Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(1.00	)% (7)	(2.00)%	(2.04)%	(1.76)%	(1.17)%	(1.35)%
Ratio of dividends on short positions and interest expense to average net assets:(4)	0.75	%(7)	0.66%	0.85%	0.73%	0.88%	1.98%
Portfolio turnover rate	12	%(6)	52%	41%	45%	33%	54%

(1)	Information presented relates to a share of capital stock outstanding for the entire period.
(2)	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3)
Includes expenses from the Underlying Funds Trust in which the Fund invests. For the six months ended June 30, 2014, and the years ended December 31, 2013, December 31, 2012, December 31, 2011, December 31, 2010, and December 31, 2009, the indirect annualized expense ratio for such expenses is 1.99%, 1.99%, 1.98%, 2.26%, 2.91%, and 3.00%, respectively, for the annual operating expenses, plus interest and dividends on short sales. See Note 6 of notes to financial statements for a further explanation of the expense arrangements.

(4)	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.
(5)
Amount presented is net of waiver. For the six months ended June 30, 2014, and the years ended December 31, 2013, December 31, 2012, December 31, 2011, December 31, 2010, and December 31, 2009, the ratio of expenses gross of waiver is 4.84%, 4.75%, 4.93%, 4.63%, 4.78%, and 5.97%, respectively.

(6)	Not Annualized.
(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

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Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

Hatteras Alternative Mutual Funds Trust (continued)
Financial Highlights (continued)

	Class A
					Period from
	Six Months				May 2, 2011
	Ended		Year Ended		through
Hatteras Alpha Hedged	June 30, 2014				December 31,
Strategies Fund	(Unaudited)		2013	2012	2011(1)
Per Share Data(2):
Net Asset Value, Beginning of Period	$11.54		$10.58	$10.47	$10.81
Gain (Loss) from Investment Operations:
Net investment income (loss)(3)	(0.09)		(0.22)	(0.22)	(0.15)
Net realized and unrealized gain (loss) on investments	0.22		1.18	0.33	(0.18)
Total Gain (Loss) from Investment Operations	0.13		0.96	0.11	(0.33)
Less Dividends and Distributions:
Net investment income	—		—	—	(0.01)
Net realized gains	—		—	—	—
Total Dividends and Distributions	—		—	—	(0.01)
Net Asset Value, End of Period	$11.67		$11.54	$10.58	$10.47
Total Return	1.13	%(4)	9.07%	1.05%	(3.06	)%(4)

The accompanying notes are an integral part of these financial statements.

fifty-seven

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Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

Hatteras Alternative Mutual Funds Trust (continued)
Financial Highlights (continued)

	Class A
					Period from
	Six Months				May 2, 2011
	Ended		Year Ended		through
Hatteras Alpha Hedged	June 30, 2014				December 31,
Strategies Fund	(Unaudited)		2013	2012	2011(1)
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$12,105		$9,704	$11,460	$3,212
Ratio of expenses including dividends on short positions and interest expense to average net assets:(6)(7)(8)	4.24	%(5)	4.65%	4.84%	4.79	%(5)
Ratio of expenses excluding dividends on short positions and interest expense to average net assets:(6)	3.49	%(5)	3.99%	3.99%	3.97	%(5)
Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(1.50	)%(5)	(2.00)%	(2.04)%	(2.17	)%(5)
Ratio of dividends on short positions and tax expense to average net assets:(7)	0.75	%(5)	0.66%	0.85%	0.82	%(5)
Portfolio turnover rate	12	%(6)	52%	41%	45%

(1)	The class commenced operations on May 2, 2011.
(2)	Information presented relates to a share of capital stock outstanding for the entire period.
(3)	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(4)	Not Annualized.
(5)	Annualized.
(6)
Includes expenses from the Underlying Funds Trust in which the Fund invests. For the six months ended June 30, 2014, the years ended December 31, 2013 and December 31, 2012, and the period from May 2, 2011 through December 31, 2011, the indirect annualized expense ratio for such expenses is 1.99%, 1.99%, 1.98%, and 1.92%, respectively, for the annual operating expenses, plus interest and dividends on short sales. See Note 6 of notes to financial statements for a further explanation of the expense arrangements.

(7)	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.
(8)
Amount presented is net of waiver. For the six months ended June 30, 2014, the years ended December 31, 2013, December 31, 2012, and the period from May 2, 2011 through December 31, 2011, the ratio of expenses gross of waiver is 4.84%, 4.75%, 4.93%, and 4.80% respectively.

The accompanying notes are an integral part of these financial statements.

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Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

Hatteras Alternative Mutual Funds Trust (continued)
Financial Highlights (continued)

	Class C
	Six Months
	Ended		Year Ended
Hatteras Alpha Hedged	June 30, 2014
Strategies Fund	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data(1):
Net Asset Value, Beginning of Period	$11.13		$10.28	$10.25	$10.27	$9.93	$8.88
Gain (Loss) from Investment Operations:
Net investment income (loss)(2)	(0.12)		(0.29)	(0.29)	(0.27)	(0.19)	(0.20)
Net realized and unrealized gain (loss) on investments	0.20		1.14	0.32	0.26	0.53	1.79
Total Gain (Loss) from Investment Operations	0.08		0.85	0.03	(0.01)	0.34	1.59
Less Dividends and Distributions:
Net investment income	—		—	—	(0.01)	—	(0.54)
Net realized gains	—		—	—	—	—	—
Total Dividends and Distributions	—		—	—	(0.01)	—	(0.54)
Net Asset Value, End of Period	$11.21		$11.13	$10.28	$10.25	$10.27	$9.93
Total Return	0.72	%(6)	8.27%	0.29%	(0.11)%	3.42%	18.13%

The accompanying notes are an integral part of these financial statements.

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Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

Hatteras Alternative Mutual Funds Trust (continued)
Financial Highlights (continued)

	Class C
	Six Months
	Ended		Year Ended
Hatteras Alpha Hedged	June 30, 2014
Strategies Fund	(Unaudited)		2013	2012	2011	2010	2009
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$29,215		$26,131	$31,646	$27,242	$20,518	$22,386
Ratio of expenses including dividends on short positions and interest expense to average net assets:(3)(4)(5)	4.99	%(7)	5.40%	5.59%	5.44%	5.53%	6.72%
Ratio of expenses excluding dividends on short positions and interest expense to average net assets:(3)	4.24	%(7)	4.74%	4.74%	4.71%	4.65%	4.74%
Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(2.25	)%(7)	(2.75)%	(2.79)%	(2.57)%	(1.92)%	(2.10)%
Ratio of dividends on short positions and interest expense to average net assets:(4)	0.75	%(7)	0.66%	0.85%	0.73%	0.88%	1.98%
Portfolio turnover rate	12	%(6)	52%	41%	45%	33%	54%

(1)	Information presented relates to a share of capital stock outstanding for the entire period.
(2)	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3)
Includes expenses from the Underlying Funds Trust in which the Fund invests. For the six months ended June 30, 2014, and the years ended December 31, 2013, December 31, 2012, December 31, 2011, December 31, 2010, and December 31, 2009, the indirect annualized expense ratio for such expenses is 1.99%, 1.99%, 1.98%, 2.26%, 2.91%, and 3.00%, respectively, for the annual operating expenses, plus interest and dividends on short sales. See Note 6 of notes to financial statements for a further explanation of the expense arrangements.

(4)	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.
(5)
Amount presented is net of waiver. For the six months ened June 30, 2014, and the years ended December 31, 2013, December 31, 2012, December 31, 2011, December 31, 2010, and December 31, 2009, the ratio of expenses gross of waiver is 5.59%, 5.50%, 5.68%, 5.44%, 5.53%, and 6.72%, respectively

(6)	Not Annualized.
(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

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Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

Hatteras Alternative Mutual Funds Trust (continued)
Financial Highlights (continued)

	Institutional Class
					Period from
					September 30,
	Six Months				2011
	Ended		Year Ended		through
Hatteras Alpha Hedged	June 30, 2014				December 31,
Strategies Fund	(Unaudited)		2013	2012	2011(1)
Per Share Data(2):
Net Asset Value, Beginning of Period	$11.80		$10.50	$10.50	$10.28
Gain (Loss) from Investment Operations:
Net investment income (loss)(3)		(0.06)	(0.11)	(0.11)	(0.03)
Net realized and unrealized gain (loss) on investments	0.22		1.20	0.33	0.26
Total Gain (Loss) from Investment Operations	0.16		1.09	0.22	0.23
Less Dividends and Distributions:
Net investment income	—		(0.01)	—	(0.01)
Net realized gains	—		—	—	—
Total Dividends and Distributions	—		(0.01)	—	(0.01)
Net Asset Value, End of Period	$11.96		$11.80	$10.72	$10.50
Total Return	1.36	%(4)	10.12%	2.10%	2.23	%(4)

The accompanying notes are an integral part of these financial statements.

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Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

Hatteras Alternative Mutual Funds Trust (continued)
Financial Highlights (continued)

	Institutional Class
					Period from
					September 30,
	Six Months				2011
	Ended		Year Ended		through
Hatteras Alpha Hedged	June 30, 2014				December 31,
Strategies Fund	(Unaudited)		2013	2012	2011(1)
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$490,654		$404,840	$189,889	$20,709
Ratio of expenses including dividends on short positions and interest expense to average net assets:(6)(7)(8)	3.74	%(5)	3.65%	3.84%	3.82	%(5)
Ratio of expenses excluding dividends on short positions and interest expense to average net assets:(6)	2.99	%(5)	2.99%	2.99%	2.99	%(5)
Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(1.00	)%(5)	(1.00)%	(1.04)%	(1.21	)%(5)
Ratio of dividends on short positions and tax expense to average net assets:(7)	0.75	%(5)	0.66%	0.85%	0.83	%(5)
Portfolio turnover rate	12	%(6)	52%	41%	45%

(1)	The class commenced operations on September 30, 2011.
(2)	Information presented relates to a share of capital stock outstanding for the entire period.
(3)	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(4)	Not Annualized.
(5)	Annualized.
(6)
Includes expenses from the Underlying Funds Trust in which the Fund invests. For the six months ended June 30, 2014, the years ended December 31, 2013 and December 31, 2012, and the period from September 30, 2011 through December 31, 2011, the indirect annualized expense ratio for such expenses is 1.99%, 1.99%, 1.98%, and 1.92%, respectively, for the annual operating expenses, plus interest and dividends on short sales. See Note 6 of notes to financial statements for a further explanation of the expense arrangements.

(7)	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.
(8)
Amount presented is net of waiver. For the six months ended June 30, 2014, the years ended December 31, 2013, December 31, 2012, and the period from September 30, 2011 through December 31, 2011, the ratio of expenses gross of waiver is 3.83%, 3.75%, 3.93%, and 3.84% respectively.

The accompanying notes are an integral part of these financial statements.

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Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

Hatteras Alternative Mutual Funds Trust (continued)
Financial Highlights (continued)

	Class A
					Period from
	Six Months				May 2, 2011
	Ended		Year Ended		through
	June 30, 2014				December 31,
Hatteras Long/Short Equity Fund	(Unaudited)		2013	2012	2011(1)
Per Share Data(2):
Net Asset Value, Beginning of Period	$10.22		$9.75	$10.08	$10.00
Gain (Loss) from Investment Operations:
Net investment income (loss)(3)	(0.05)		(0.11)	(0.10)	(0.07)
Net realized and unrealized gain (loss) on investments	0.27		1.34	(0.02)	0.15
Total Gain (Loss) from Investment Operations	0.22		1.23	(0.12)	0.08
Less Dividends and Distributions:
Net realized gains	—		(0.76)	(0.21)	—
Total Dividends and Distributions	—		(0.76)	(0.21)	—
Net Asset Value, End of Period	$10.44		$10.22	$9.75	$10.08
Total Return	2.15	%(4)	12.63%	(1.17)%	0.80	%(4)

The accompanying notes are an integral part of these financial statements.

sixty-three

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Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

Hatteras Alternative Mutual Funds Trust (continued)
Financial Highlights (continued)

	Class A
					Period from
	Six Months				May 2, 2011
	Ended		Year Ended		through
	June 30, 2014				December 31,
Hatteras Long/Short Equity Fund	(Unaudited)		2013	2012	2011(1)
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$7,467		$2,881	$1,996	$2,959
Ratio of expenses including dividends on short positions and interest expense to average net assets:(6)(7)(8)	3.83	%(5)	3.89%	3.99%	3.55	%(5)
Ratio of expenses excluding dividends on short positions and interest expense to average net assets:(6)	2.99	%(5)	2.99%	2.99%	2.92	%(5)
Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(1.02	)%(5)	(1.03)%	(1.03)%	(1.03	)%(5)
Ratio of dividends on short positions and interest expense to average net assets:(7)	0.84	%(5)	0.90%	1.00%	0.63	%(5)
Portfolio turnover rate	15	%(4)	61%	22%	3%

(1)	The fund commenced operations on May 2, 2011.
(2)	Information presented relates to a share of capital stock outstanding for the entire period.
(3)	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(4)	Not Annualized.
(5)	Annualized.
(6)
Includes expenses from the Underlying Funds Trust in which the Fund invests. For the six months ended June 30, 2014, the years ended December 31, 2013 and December 31, 2012, and the period from May 2, 2011 through December 31, 2011, the indirect annualized expense ratio for such expenses is 1.97%, 1.96%, 1.97%, and 1.88%, respectively, for the annual operating expenses, plus interest and dividends on short sales. See Note 6 of notes to financial statements for a further explanation of the expense arrangements.

(7)	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.
(8)
Amount presented is net of waiver. For the six months ended June 30, 2014, the years ended December 31, 2013 and December 31, 2012, and the period from May 2, 2011 through December 31, 2011, the ratio of expenses gross of waiver is 3.90%, 3.95%, 4.06%, and 3.58% respectively.

The accompanying notes are an integral part of these financial statements.

sixty-four

hatteras alternative mutual funds trust

Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

Hatteras Alternative Mutual Funds Trust (continued)
Financial Highlights (continued)

	Institutional Class
					Period from
	Six Months				May 2, 2011
	Ended		Year Ended		through
	June 30, 2014				December 31,
Hatteras Long/Short Equity Fund	(Unaudited)		2013	2012	2011(1)
Per Share Data(2):
Net Asset Value, Beginning of Period	$10.36		$9.83	$10.10	$10.00
Gain (Loss) from Investment Operations:
Net investment income (loss)(3)	(0.03)		(0.06)	(0.05)	(0.03)
Net realized and unrealized gain (loss) on investments	0.27		1.35	(0.01)	0.13
Total Gain (Loss) from Investment Operations	0.24		1.29	(0.06)	0.10
Less Dividends and Distributions:
Net realized gains	—		(0.76)	(0.21)	—
Total Dividends and Distributions	—		(0.76)	(0.21)	—
Net Asset Value, End of Period	$10.60		$10.36	$9.83	$10.10
Total Return	2.32	%(4)	13.15%	(0.67)%	1.00	%(4)

The accompanying notes are an integral part of these financial statements.

sixty-five

hatteras alternative mutual funds trust

Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

Hatteras Alternative Mutual Funds Trust (continued)
Financial Highlights (continued)

	Institutional Class
					Period from
	Six Months				May 2, 2011
	Ended		Year Ended		through
	June 30, 2014				December 31,
Hatteras Long/Short Equity Fund	(Unaudited)		2013	2012	2011(1)
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$30,641		$23,871	$23,093	$90,501
Ratio of expenses including dividends on short positions and interest expense to average net assets:(6)(7)(8)	3.33	%(5)	3.39%	3.49%	3.04	%(5)
Ratio of expenses excluding dividends on short positions and interest expense to average net assets:(6)	2.49	%(5)	2.49%	2.49%	2.41	%(5)
Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(0.52	)%(5)	(0.53)%	(0.53)%	(0.53	)%(5)
Ratio of dividends on short positions and interest expense to average net assets:(7)	0.84	%(5)	0.90%	1.00%	0.63	%(5)
Portfolio turnover rate	15	%(4)	61%	22%	3%

(1)	The fund commenced operations on May 2, 2011.
(2)	Information presented relates to a share of capital stock outstanding for the entire period.
(3)	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(4)	Not Annualized.
(5)	Annualized.
(6)
Includes expenses from the Underlying Funds Trust in which the Fund invests. For the six months ended June 30, 2014, and the years ended December 31, 2013 and December 31, 2012, and the period from May 2, 2011 through December 31, 2011, the indirect annualized expense ratio for such expenses is 1.97%, 1.96%, 1.97%, and 1.88%, respectively, for the annual operating expenses, plus interest and dividends on short sales. See Note 6 of notes to financial statements for a further explanation of the expense arrangements.

(7)	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.
(8)
Amount presented is net of waiver. For the six months ended June 30, 2014, the years ended December 31, 2013 and December 31, 2012, and the period from May 2, 2011 through December 31, 2011, the ratio of expenses gross of waiver is 3.40%, 3.45%, 3.56%, and 3.07% respectively.

The accompanying notes are an integral part of these financial statements.

sixty-six

hatteras alternative mutual funds trust

Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

Hatteras Alternative Mutual Funds Trust (continued)
Financial Highlights (continued)

	Class A
					Period from
	Six Months				May 2, 2011
	Ended		Year Ended		through
	June 30, 2014				December 31,
Hatteras Long/Short Debt Fund	(Unaudited)		2013	2012	2011(1)
Per Share Data(2):
Net Asset Value, Beginning of Period	$9.61		$9.38	$9.63	$10.00
Gain (Loss) from Investment Operations:
Net investment income (loss)(3)		(0.05)	(0.10)	(0.10)	(0.07)
Net realized and unrealized gain (loss) on investments	0.33		0.58	0.60	(0.30)
Total Gain (Loss) from Investment Operations	0.28		0.48	0.50	(0.37)
Less Dividends and Distributions:
Net investment income		(0.14)	(0.25)	(0.45)	—
Net realized gains	—		—	(0.30)	—
Total Dividends and Distributions		(0.14)	(0.25)	(0.75)	—
Net Asset Value, End of Period	$9.75		$9.61	$9.38	$9.63
Total Return	2.88	%(4)	5.20%	5.13%	(3.70	)%(4)

The accompanying notes are an integral part of these financial statements.

sixty-seven

hatteras alternative mutual funds trust

Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

Hatteras Alternative Mutual Funds Trust (continued)
Financial Highlights (continued)

	Class A
					Period from
	Six Months				May 2, 2011
	Ended		Year Ended		through
	June 30, 2014				December 31,
Hatteras Long/Short Debt Fund	(Unaudited)		2013	2012	2011(1)
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$157,555		$81,886	$8,772	$5,598
Ratio of expenses including dividends on short positions and interest expense to average net assets:(6)(7)(8)	3.37	%(5)	3.33%	3.54%	3.31	%(5)
Ratio of expenses excluding dividends on short positions and interest expense to average net assets:(6)	2.99	%(5)	2.99%	2.99%	2.88	%(5)
Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(1.01	)%(5)	(1.03)%	(1.04)%	(1.01	)%(5)
Ratio of dividends on short positions and interest expense to average net assets:(7)	0.38	%(5)	0.34%	0.55%	0.43	%(5)
Portfolio turnover rate	2	%(4)	4%	30%	5%

(1)	The fund commenced operations on May 2, 2011.
(2)	Information presented relates to a share of capital stock outstanding for the entire period.
(3)	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(4)	Not Annualized.
(5)	Annualized.
(6)
Includes expenses from the Underlying Funds Trust in which the Fund invests. For the six months ended June 30, 2014, the years ended December 31, 2013 and December 31, 2012, and the period from May 2, 2011 through December 31, 2011, the indirect annualized expense ratio for such expenses is 1.99%, 1.96%, 1.95%, and 1.86%, respectively, for the annual operating expenses, plus interest and dividends on short sales. See Note 6 of notes to financial statements for a further explanation of the expense arrangements.

(7)	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.
(8)
Amount presented is net of waiver. For the six months ended June 30, 2014, the years ended December 31, 2013 and December 31, 2012, and the period from May 2, 2011 through December 31, 2011, the ratio of expenses gross of waiver is 3.45%, 3.39%, 3.59%, and 3.35% respectively.

The accompanying notes are an integral part of these financial statements.

sixty-eight

hatteras alternative mutual funds trust

Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

Hatteras Alternative Mutual Funds Trust (continued)
Financial Highlights (continued)

	Class C
			Period from
			October 1,
	Six Months		2013
	Ended		through
	June 30, 2014		December 31,
Hatteras Long/Short Debt Fund	(Unaudited)		2013(1)
Per Share Data(2):
Net Asset Value, Beginning of Period	$9.58		$9.46
Gain (Loss) from Investment Operations:
Net investment income (loss)(3)		(0.08)	(0.04)
Net realized and unrealized gain (loss) on investments	0.33		0.23
Total Gain (Loss) from Investment Operations	0.25		0.19
Less Dividends and Distributions:
Net investment income		(0.13)	(0.07)
Net realized gains	—		—
Total Dividends and Distributions		(0.13)	(0.07)
Net Asset Value, End of Period	$9.70		$9.58
Total Return	2.55	%(4)	2.06	%(4)

The accompanying notes are an integral part of these financial statements.

sixty-nine

hatteras alternative mutual funds trust

Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

Hatteras Alternative Mutual Funds Trust (continued)
Financial Highlights (continued)

	Class C
			Period from
			October 1,
	Six Months		2013
	Ended		through
	June 30, 2014		December 31,
Hatteras Long/Short Debt Fund	(Unaudited)		2013(1)
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$17,696		$2,612
Ratio of expenses including dividends on short positions and interest expense to average net assets:(5)(6)(7)(8)	4.12	%(5)	4.03	%(5)
Ratio of expenses excluding dividends on short positions and interest expense to average net assets:(5)(6)	3.74	%(5)	3.74	%(5)
Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:(5)	(1.76	)%(5)	(1.78	)%(5)
Ratio of dividends on short positions and interest expense to average net assets:(5)(7)	0.38	%(5)	0.29	%(5)
Portfolio turnover rate	2	%(4)	0%

(1)	The fund commenced operations on October 1, 2013.
(2)	Information presented relates to a share of capital stock outstanding for the entire period.
(3)	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(4)	Not Annualized.
(5)	Annualized.
(6)
Includes expenses from the Underlying Funds Trust in which the Fund invests. For the six months ended June 30, 2014, and the period from October 1, 2013 through December 31, 2013, the indirect annualized expense ratio for such expenses is 1.99%, 1.98%, respectively, for the annual operating expenses, plus interest and dividends on short sales. See Note 6 of notes to financial statements for a further explanation of the expense arrangements.

(7)	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.
(8)
Amount presented is net of waiver. For the six months ended June 30, 2014, and the period from October 1, 2013 through December 31, 2013, the ratio of expenses gross of waiver is 4.20% and 4.11%, respectively.

The accompanying notes are an integral part of these financial statements.

seventy

hatteras alternative mutual funds trust

Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

Hatteras Alternative Mutual Funds Trust (continued)
Financial Highlights (continued)

	Institutional Class
					Period from
	Six Months				May 2, 2011
	Ended		Year Ended		through
	June 30, 2014				December 31,
Hatteras Long/Short Debt Fund	(Unaudited)		2013	2012	2011(1)
Per Share Data(2):
Net Asset Value, Beginning of Period	$9.83		$9.58	$9.65	$10.00
Gain (Loss) from Investment Operations:
Net investment income (loss)(3)		(0.02)	(0.05)	(0.05)	(0.03)
Net realized and unrealized gain (loss) on investments	0.33		0.59	0.61	(0.32)
Total Gain (Loss) from Investment Operations	0.31		0.54	0.56	(0.35)
Less Dividends and Distributions:
Net investment income		(0.15)	(0.29)	(0.33)	—
Net realized gains	—		—	(0.30)	—
Total Dividends and Distributions		(0.15)	(0.29)	(0.63)	—
Net Asset Value, End of Period	$9.99		$9.83	$9.58	$9.65
Total Return	3.21	%(4)	5.72%	5.79%	(3.50	)%(4)

The accompanying notes are an integral part of these financial statements.

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hatteras alternative mutual funds trust

Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

Hatteras Alternative Mutual Funds Trust (continued)
Financial Highlights (continued)

	Institutional Class
					Period from
	Six Months				May 2, 2011
	Ended				through
	June 30, 2014		Year Ended		December 31,
Hatteras Long/Short Debt Fund	(Unaudited)		2013	2012	2011(1)
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$453,434		$314,643	$8,894	$42,934
Ratio of expenses including dividends on short positions and interest expense to average net assets:(6)(7)(8)	2.87	%(5)	2.83%	3.04%	2.81	%(5)
Ratio of expenses excluding dividends on short positions and interest expense to average net assets:(6)	2.49	%(5)	2.49%	2.49%	2.38	%(5)
Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(0.51	)%(5)	(0.53)%	(0.54)%	(0.51	)%(5)
Ratio of dividends on short positions and interest expense to average net assets:(7)	0.38	%(5)	0.34%	0.55%	0.43	%(5)
Portfolio turnover rate	2	%(4)	4%	30%	5%

(1)      The fund commenced operations on May 2, 2011.
(2)      Information presented relates to a share of capital stock outstanding for the entire period.
(3)      Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(4)      Not Annualized.
(5)      Annualized.
(6)      Includes expenses from the Underlying Funds Trust in which the Fund invests. For the six months ended June 30, 2014, the years ended December 31, 2013 and December 31, 2012, and the period from May 2, 2011 through December 31, 2011, the indirect annualized expense ratio for such expenses is 1.99%, 1.96%, 1.95%, and 1.86%, respectively, for the annual operating expenses, plus interest and dividends on short sales. See Note 6 of notes to financial statements for a further explanation of the expense arrangements.
(7)      Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.
(8)      Amount presented is net of waiver. For the six months ended June 30, 2014, the years ended December 31, 2013 and December 31, 2012, and the period from May 2, 2011 through December 31, 2011, the ratio of expenses gross of waiver is 2.95%, 2.89%, 3.09%, and 2.85% respectively.

The accompanying notes are an integral part of these financial statements.

seventy-two

hatteras alternative mutual funds trust

Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

Hatteras Alternative Mutual Funds Trust (continued)
Financial Highlights (continued)

	Class A
				Period from
				September 27,
	Six Months			2012
	Ended		Year Ended	through
	June 30, 2014		December 31,	December 31,
Hatteras Managed Futures Strategies Fund	(Unaudited)		2013	2012(1)
Per Share Data(2):
Net Asset Value, Beginning of Period	$7.73		$9.87	$10.00
Gain (Loss) from Investment Operations:
Net investment income (loss)(3)	(0.04)		(0.11)	(0.10)
Net realized and unrealized gain (loss) on investments	(0.56)		0.70	(0.03)
Total Gain (Loss) from Investment Operations	(0.60)		0.59	(0.13)
Less Dividends and Distributions:
Net investment income	—		(2.73)	—
Total Dividends and Distributions	—		(2.73)	—
Net Asset Value, End of Period	$7.13		$7.73	$9.87
Total Return(4)	(7.76	)%(4)	5.87%	(1.30	)%(4)

The accompanying notes are an integral part of these financial statements.

seventy-three

hatteras alternative mutual funds trust

Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

Hatteras Alternative Mutual Funds Trust (continued)
Financial Highlights (continued)

	Class A
				Period from
				September 27,
	Six Months			2012
	Ended		Year Ended	through
	June 30, 2014		December 31,	December 31,
Hatteras Managed Futures Strategies Fund	(Unaudited)		2013	2012(1)
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$9		$10	$10
Ratio of expenses including dividends on short positions and interest expense to average net assets:(6)(7)(8)	3.27	%(5)	3.16%	5.73	%(5)
Ratio of expenses excluding dividends on short positions and interest expense to average net assets:(6)	2.99	%(5)	2.99%	2.90	%(5)
Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(1.02	)%(5)	(1.04)%	(3.85	)%(5)
Ratio of dividends on short positions and interest expense to average net assets:(7)	0.28	%(5)	0.17%	2.83	%(5)
Portfolio turnover rate	16	%(4)	51%	0%

(1)      The fund commenced operations on September 27, 2012.
(2)      Information presented relates to a share of capital stock outstanding for the entire period.
(3)      Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(4)      Not Annualized.
(5)      Annualized.
(6)      Includes expenses from the Underlying Funds Trust in which the Fund invests. For the six months ended June 30, 2014, the year ended December 31, 2013, and the period from September 27, 2012 through December 31, 2012, the indirect annualized expense ratio for such expenses is 1.97%, 1.97%, and 1.81%, respectively, for the annual operating expenses, plus interest and dividends on short sales. See Note 5 of notes to financial statements for a further explanation of the expense arrangements.
(7)      Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.
(8)      Amount presented is net of waiver. For the six months ended June 30, 2014, the year ended December 31, 2013, and the period from September 27, 2012 through December 31, 2012, the ratio of expenses gross of waiver is 3.34%, 3.23% and 5.73% respectively

The accompanying notes are an integral part of these financial statements.

seventy-four

hatteras alternative mutual funds trust

Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

Hatteras Alternative Mutual Funds Trust (continued)
Financial Highlights (continued)

	Institutional Class
				Period from
				September 27,
	Six Months			2012
	Ended		Year Ended	through
	June 30, 2014		December 31,	December 31,
Hatteras Managed Futures Strategies Fund	(Unaudited)		2013	2012(1)
Per Share Data(2):
Net Asset Value, Beginning of Period	$7.69		$9.88	$10.00
Gain (Loss) from Investment Operations:
Net investment income (loss)(3)	(0.02)		(0.05)	(0.09)
Net realized and unrealized gain (loss) on investments	(0.56)		0.70	(0.03)
Total Gain (Loss) from Investment Operations	(0.58)		0.65	(0.12)
Less Dividends and Distributions:
Net investment income	—		(2.84)	—
Total Dividends and Distributions	—		(2.84)	—
Net Asset Value, End of Period	$7.11		$7.69	$9.88
Total Return(4)	(7.54	)%(4)	6.51%	(1.20	)%(4)

The accompanying notes are an integral part of these financial statements.

seventy-five

hatteras alternative mutual funds trust

Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

Hatteras Alternative Mutual Funds Trust (continued)
Financial Highlights (continued)

	Institutional Class
				Period from
				September 27,
	Six Months			2012
	Ended		Year Ended	through
	June 30, 2014		December 31,	December 31,
Hatteras Managed Futures Strategies Fund	(Unaudited)		2013	2012(1)
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$423		$441	$753
Ratio of expenses including dividends on short positions and interest expense to average net assets:(6)(7)(8)	2.77	%(5)	2.66%	5.23	%(5)
Ratio of expenses excluding dividends on short positions and interest expense to average net assets:(6)	2.49	%(5)	2.49%	2.40	%(5)
Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(0.52	)%(5)	(0.54)%	(3.35	)%(5)
Ratio of dividends on short positions and interest expense to average net assets:(7)	0.28	%(5)	0.17%	2.83	%(5)
Portfolio turnover rate	16	%(4)	51%	0%

(1)      The fund commenced operations on September 27, 2012.
(2)      Information presented relates to a share of capital stock outstanding for the entire period.
(3)      Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(4)      Not Annualized.
(5)      Annualized.
(6)      Includes expenses from the Underlying Funds Trust in which the Fund invests. For the six months ended June 30, 2014, the year ended December 31, 2013, and the period from September 27, 2012 through December 31, 2012, the indirect annualized expense ratio for such expenses is 1.97%, 1.97%, and 1.81%, respectively, for the annual operating expenses, plus interest and dividends on short sales. See Note 5 of notes to financial statements for a further explanation of the expense arrangements.
(7)       Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.
(8)      Amount presented is net of waiver. For the six months ended June 30, 2014, the year ended December 31, 2013, and the period from September 27, 2012 through December 31, 2012, the ratio of expenses gross of waiver is 2.84%, 2.73% and 5.23% respectively.

The accompanying notes are an integral part of these financial statements.

seventy-six

hatteras alternative mutual funds trust

Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

Hatteras Alternative Mutual Funds Trust (continued)
Financial Highlights (continued)

	Institutional Class
					Period from
	Six Months				May 2, 2011
	Ended		Year Ended		through
	June 30, 2014				December 31,
Hatteras Hedged Strategies Fund	(Unaudited)		2013	2012	2011(1)
Per Share Data(2):
Net Asset Value, Beginning of Period	$11.10		$10.16	$9.85	$10.00
Gain (Loss) from Investment Operations:
Net investment income (loss)(3)		(0.01)	(0.03)	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	0.29		1.04	0.34	(0.13)
Total Gain (Loss) from Investment Operations	0.28		1.01	0.31	(0.15)
Less Dividends and Distributions:
Net investment income	—		(0.03)	—	—
Net realized gains	—		(0.04)	—	—
Total Dividends and Distributions	—		(0.07)	—	—
Net Asset Value, End of Period	$11.38		$11.10	$10.16	$9.85
Total Return	2.52	%(4)	9.92%	3.15%	(1.50	)%(4)

The accompanying notes are an integral part of these financial statements.

seventy-seven

hatteras alternative mutual funds trust

Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

Hatteras Alternative Mutual Funds Trust (continued)
Financial Highlights (continued)

	Institutional Class
					Period from
	Six Months				May 2, 2011
	Ended		Year Ended		through
	June 30, 2014				December 31,
Hatteras Hedged Strategies Fund	(Unaudited)		2013	2012	2011(1)
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$338,561		$251,695	$140,304	$36,961
Ratio of expenses including dividends on short positions and interest expense to average net assets: (6)(7)(8)	3.01	%(5)	2.97%	3.18%	2.97	%(5)
Ratio of expenses excluding dividends on short positions and interest expense to average net assets:(6)	2.25	%(5)	2.25%	2.25%	2.21	%(5)
Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(0.26	)%(5)	(0.26)%	(0.29)%	(0.29	)%(5)
Ratio of dividends on short positions, interest expense and tax expense to average net assets:(7)	0.76	%(5)	0.72%	0.93%	0.76	%(5)
Portfolio turnover rate	9	%(4)	35%	16%	8%

(1)       The fund commenced operations on May 2, 2011.
(2)       Information presented relates to a share of capital stock outstanding for the entire period.
(3)       Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(4)       Not Annualized.
(5)       Annualized.
(6)       Includes expenses from the Underlying Funds Trust in which the Fund invests. For the six months ended June 30, 2014, the years ended December 31, 2013 and December 31, 2012, and the period from May 2, 2011 through December 31, 2011, the indirect annualized expense ratio for such expenses is 1.99%, 1.99%, 1.96%, and 1.92%, respectively, for the annual operating expenses, plus interest and dividends on short sales. See Note 6 of notes to financial statements for a further explanation of the expense arrangements.
(7)       Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.
(8)       Amount presented is net of waiver. For the six months ended June 30, 2014, the years ended December 31, 2013 and December 31, 2012, and the period from May 2, 2011 through December 31, 2011, the ratio of expenses gross of waiver is 3.10%, 3.06%, 3.24%, and 3.00% respectively.

The accompanying notes are an integral part of these financial statements.

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hatteras alternative mutual funds trust

Expense Example

June 30, 2014 (Unaudited)

Hatteras Alpha Hedged Strategies Fund
Based on Actual Total Return1

	Total Return Without Sales Charge2	Beginning Account Value	Ending Account Value	Annualized Expenses Ratio	Expense Paid During The Period3
No Load Class
Actual	1.39%	$1,000.00	$1,013.90	3.74%	$18.68
Hypothetical (5% return before expenses)	2.48%	1,000.00	1,006.25	3.74%	18.60

Class A
Actual	1.13%	1,000.00	1,011.30	4.24%	21.14
Hypothetical (5% return before expenses)	2.48%	1,000.00	1,003.77	4.24%	21.07

Class C
Actual	0.72%	1,000.00	1,007.20	4.99%	24.83
Hypothetical (5% return before expenses)	2.48%	1,000.00	1,000.05	4.99%	24.75

Institutional Shares
Actual	1.36%	1,000.00	1,013.60	3.74%	18.67
Hypothetical (5% return before expenses)	2.48%	1,000.00	1,006.25	3.74%	18.60

seventy-nine

hatteras alternative mutual funds trust

Expense Example

June 30, 2014 (Unaudited) (continued)

Hatteras Long/Short Equity Fund
Based on Actual Total Return1

	Total Return Without Sales Charge2	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During The Period3
Class A
Actual	2.15%	$1,000.00	$1,021.50	3.83%	$19.20
Hypothetical (5% return before expenses)	2.48%	1,000.00	1,005.80	3.83%	19.05

Institutional Shares
Actual	2.32%	1,000.00	1,023.20	3.33%	16.70
Hypothetical (5% return before expenses)	2.48%	1,000.00	1,008.28	3.33%	16.58

Hatteras Long/Short Debt Fund
Based on Actual Total Return1

	Total Return Without Sales Charge2	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During The Period3
Class A
Actual	2.88%	$1,000.00	$1,028.80	3.37%	$16.95
Hypothetical (5% return before expenses)	2.48%	1,000.00	1,008.08	3.37%	16.78

Class C
Actual	2.55%	1,000.00	1,025.50	4.12%	20.69
Hypothetical (5% return before expenses)	2.48%	1,000.00	1,004.36	4.12%	20.48

Institutional Shares
Actual	3.21%	1,000.00	1,032.10	2.87%	14.46
Hypothetical (5% return before expenses)	2.48%	1,000.00	1,010.56	2.87%	14.31

eighty

hatteras alternative mutual funds trust

Expense Example

June 30, 2014 (Unaudited) (continued)

Hatteras Managed Futures Strategies Fund
Based on Actual Total Return1

	Total Return Without Sales Charge2	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During The Period3
Class A
Actual	-7.76%	$1,000.00	$922.40	3.27%	$15.59
Hypothetical (5% return before expenses)	2.48%	1,000.00	1,008.58	3.27%	16.29

Institutional Shares
Actual	-7.54%	1,000.00	924.60	2.77%	13.22
Hypothetical (5% return before expenses)	2.48%	1,000.00	1,024.79	2.77%	13.91

Hatteras Hedged Strategies Fund
Based on Actual Total Return1

	Total Return Without Sales Charge2	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During The Period3
Institutional Shares
Actual	2.52%	$1,000.00	$1,025.20	3.01%	$15.11
Hypothetical (5% return before expenses)	2.48%	1,000.00	1,009.87	3.01%	15.00

1	For the six-months ended June 30, 2014.

2
Past performance does not guarantee future results. Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charge, exchange fees or redemption fees. Had the effect of sales charges been reflected, expenses would have been higher and returns lower. Total return is not annualized, as it may not be representative of the total return for the year.

3	Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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Investment Advisor
Hatteras Funds, LLC
8540 Colonnade Center Drive, Suite 401
Raleigh, NC 27615

Distributor
Hatteras Capital Distributors, LLC
8540 Colonnade Center Drive, Suite 401
Raleigh, NC 27615

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
Custodial Trust Company
101 Carnegie Center
Princeton, NJ 08540
and
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI 53212

Legal Counsel
Blank Rome LLP
405 Lexington Avenue
New York, NY 10174

Independent Registered Public Accounting Firm
KPMG LLP
7 77 East Wisconsin Avenue, Suite 1500
Milwaukee, WI 53202

Toll Free Telephone Number:
1-877-569-2382

     The Fund’s Statement of Additional Information contains additional information about the Funds’ Trustees and is available without charge upon request by calling 1-877-569-2382

The Funds’ Proxy Voting Policies and Procedures are available without charge upon request by calling 1-877-569-2382, on the Funds’ website, www.hatterasfunds.com, or on the SEC’s website, at www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the twelve months ending June 30, 2013, is available without charge upon request by calling 1-877-569-2382; or on the SEC’s website, at www.sec.gov.

     The Trust files a Form N-Q with the Securities and Exchange Commission (the “SEC”) no more than sixty days after the Trust’s first and third fiscal quarters. For the Trust, this would be for the fiscal quarters ending March 31 and September 30.  Form N-Q includes a complete schedule of the Trust’s portfolio holdings as of the end of those fiscal quarters. The Trust’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room).

This report must be accompanied or preceded by the Funds’ current prospectus.

HATTERASFUNDS.COM / T: 919.846.2324 / F: 919.846.3433 8540 COLONNADE CENTER DRIVE / SUITE 401 / RALEIGH, NC 27615-3052

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hatteras Alternative Mutual Funds Trust

By (Signature and Title)  /s/ David B. Perkins
                                            David B. Perkins, Chief Executive Officer

Date  September 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ David B. Perkins
                                            David B. Perkins, Chief Executive Officer

Date  September 5, 2014

By (Signature and Title)  /s/ Lance Baker
                                            Lance Baker, Chief Financial Officer and Treasurer

Date  September 3, 2014